As filed with the Securities and Exchange Commission on April 29, 2005
                                                     Registration No. 033-76582
                                                     Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                       [ ]
                      Post-Effective Amendment No. 17                      [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 27                              [X]
                        (Check appropriate box or boxes)

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           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)
                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------

                                                     Copy to:
    DONALD J. WUEBBLING, ESQ.                        ELISABETH A. DAHL, ESQ.
    400 Broadway                                     Mail Station 32
    Cincinnati, Ohio 45202                           400 Broadway
    (Name and Address of Agent for Service)          Cincinnati, Ohio 45202
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Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

     ___  immediately upon filing pursuant to paragraph (b) of rule 485

     XX   on May 1, 2005 pursuant to paragraph (b) of Rule 485

     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     ___  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Gold Variable Annuity Contracts

Touchstone Gold Variable Annuity
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                                                                      PROSPECTUS
                                                                     May 1, 2005

Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 20 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:

o AIM V.I. Growth-Series 1                        o Touchstone Emerging Growth
o AIM V.I. Government Securities-Series 1         o Touchstone Third Avenue Value
o Alger American Small Capitalization-Class O     o Touchstone Eagle Capital Appreciation
o Alger American Growth-Class O                   o Touchstone Enhanced Dividend 30
o MFS VIT Emerging Growth-Initial Class           o Touchstone Value Plus
o MFS VIT Investors Trust-Initial Class           o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S.                        o Touchstone Balanced
    Government-Administrative Class               o Touchstone High Yield
o Putnam VT International Equity-Class IB         o Touchstone Core Bond
o Scudder VIT Equity 500 Index-Class A            o Touchstone Money Market
o Touchstone Baron Small Cap

The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 2005 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

Table of Contents
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                                                                      Page
Cover Page. ........................................................     1
Table Of Contents ...................................................    3
Glossary ............................................................    4
Fee And Expense Tables ..............................................    5
Summary .............................................................    7
Purchasing Your Contract ............................................    9
Transferring Your Money .............................................   11
Accessing Your Money ................................................   14
Charges .............................................................   17
Information About The Investment Options ............................   20
Valuation Of  Your Investments ......................................   23
Annuity Income Payment Options ......................................   24
Death Benefit .......................................................   27
WSLAC And Separate Account 1 ........................................   28
Underwriter .........................................................   29
Voting Rights .......................................................   30
Other Information About Your Contract ...............................   31
Federal Income Tax Information ......................................   33
Supplement A:  Accumulation Unit Values .............................   39
Supplement B: Section 401 Plans and Section 403(b) Plans ............   43
Supplement C: State of Texas Optional Retirement Program ............   48
Table Of Contents For Statement Of Additional Information ...........   51



Table of Contents

Touchstone Gold Variable Annuity Prospectus

Glossary
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Accumulation Unit
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A unit of measure used to calculate a Contract owner's share of a Sub-Account.

Accumulation Unit Value
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The dollar value of an Accumulation Unit in a Sub-Account.

Annuitant
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The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made. Code The Internal Revenue Code of 1986, as amended.

Contract
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The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.

Contract Date
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The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

Contract Value
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The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

Contract Year
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A year that starts on your Contract Date or the anniversary of your Contract
Date.

Fixed Account
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An option that provides a fixed rate of interest.

Fund
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Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

Income Date
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The date on which annuity payments are scheduled to begin.

Sub-Account
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Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

Surrender Value
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The Contract Value minus any surrender charges and contract maintenance charge.

WSLAC, we, our and us
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Western-Southern Life Assurance Company.

You and your
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The owner of the Contract.

Glossary

Touchstone Gold Variable Annuity Prospectus

Fee And Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
        MAXIMUM CONTINGENT DEFERRED SALES CHARGE
        (Surrender Charge)
        (as a percentage of amount surrendered or withdrawn)1      7.00%
        ------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Maintenance Charge2                               $35.00

Separate Account Annual Expenses
                                                                Sub-Account
                                                             Annual Expenses
                                                           (as a percentage of
                                                          average account value)
        MORTALITY AND EXPENSE RISK CHARGES                         1.20%
        ------------------------------------------------------------------------
        CONTRACT ADMINISTRATION CHARGE                             0.15%
        ------------------------------------------------------------------------
        TOTAL                                                      1.35%
        ------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                         Minimum      Maximum
                TOTAL ANNUAL FUND OPERATING EXPENSES3
        (expenses that are deducted from Fund assets,
              including management fees, distribution
             and/or service fees, and other expenses)      0.29%       1.75%
        ------------------------------------------------------------------------

1 The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

2 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

3 The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2004. If fee waiver arrangements or expense reimbursements were reflected in the minimum and maximum total expenses, the minimum and maximum total expenses would be 0.28% and 1.65% respectively. The expense reimbursement and fee waiver arrangement reflected in the minimum and maximum total expenses is expected to continue through December 31, 2005.


Fee And Expense Tables

Touchstone Gold Variable Annuity Prospectus

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees1, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

        1 Year          3 Years         5 Years         10 Years
        $1,030          $1,553          $2,079          $3,590

(2) If you do NOT surrender your Contract:
        1 Year          3 Years         5 Years         10 Years
        $ 330           $1,013          $1,719          $3,590

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

        1 Year          3 Years         5 Years         10 Years
        $ 881           $1,097          $1,318          $2,078

(2) If you do not surrender your Contract:

        1 Year          3 Years         5 Years         10 Years
        $ 181           $ 557           $ 958           $2,078

1 The contract maintenance charge is reflected as a charge of $12.43 per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2004.

Fee And Expense Tables

Touchstone Gold Variable Annuity Prospectus

Summary
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This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.

How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80. If the Annuitant dies after age 80 the beneficiary will receive the Contract Value. If an Owner who is not also the Annuitant dies before the Annuitant, the Surrender Value will be paid to the new Owner.

Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Note that it is not necessary to fund a tax deferred retirement account with a variable annuity in order to achieve tax deferral. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options

You can allocate your purchase payments among the following investment options.

Sub-Accounts

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

s AIM V.I. Growth                        s Touchstone Emerging Growth
s AIM V.I. Government Securities         s Touchstone Third Avenue Value
s Alger American Small Capitalization    s Touchstone Eagle Capital Appreciation
s Alger American Growth                  s Touchstone Enhanced Dividend 30
s MFS VIT Emerging Growth                s Touchstone Value Plus
s MFS VIT Investors Trust                s Touchstone Growth & Income
s PIMCO VIT Long-Term U.S. Government    s Touchstone Balanced
s Putnam VT International Equity         s Touchstone High Yield
s Scudder VIT Equity 500 Index           s Touchstone Core Bond
s Touchstone Baron Small Cap             s Touchstone Money Market

Summary

Touchstone Gold Variable Annuity Prospectus

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Fixed Account

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

Accessing Your Money

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

Accumulation Unit Values

The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2005, are shown in Supplement A on pages 39 through 42.


Summary

Touchstone Gold Variable Annuity Prospectus

Purchasing Your Contract
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To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimum and Maximum Purchase Payments

     o    You can purchase a Contract for $2,000 or more.

     o    A purchase of over $500,000 may be made with our prior approval.

     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.

     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.

     o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments. Investment Options You decide how to allocate your purchase payments by selecting from the following investment options.

Sub-Accounts

s AIM V.I. Growth                        s Touchstone Emerging Growth
s AIM V.I. Government Securities         s Touchstone Third Avenue Value
s Alger American Small Capitalization    s Touchstone Eagle Capital Appreciation
s Alger American Growth                  s Touchstone Enhanced Dividend 30
s MFS VIT Emerging Growth                s Touchstone Value Plus
s MFS VIT Investors Trust                s Touchstone Growth & Income
s PIMCO VIT Long-Term U.S. Government    s Touchstone Balanced
s Putnam VT International Equity         s Touchstone High Yield
s Scudder VIT Equity 500 Index           s Touchstone Core Bond
s Touchstone Baron Small Cap             s Touchstone Money Market


Purchasing Your Contract

Touchstone Gold Variable Annuity Prospectus

Fixed Account

     o    Fixed return of at least 3% per year.

Allocation of Purchase Payments

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 1% of your initial purchase payment to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 331/3%.

     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions

Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


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You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.
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Purchasing Your Contract

Touchstone Gold Variable Annuity Prospectus

Transferring Your Money
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You can transfer money from one investment option to another. You can make transfers by phone or in writing. The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o    You can transfer money among the Sub-Accounts once every 30 days.

     o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

     o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o Your transfer instructions Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions

Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

Market Timing

Frequent transfers among Sub-Accounts ("market timing") can disrupt an underlying fund's ability to process transactions. This may disadvantage other Contract owners because the underlying funds may incur increased transaction costs that are passed on to other Contract owners. Accordingly, WSLAC has a policy in place with respect to market timing transfers. WSLAC will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield Sub-Account of Separate Account I (SA I) within five business (5) days of an opposite automatic rebalancing transfer into or out of the same Sub-Account. There are


Transferring Your Money

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------


no exceptions to this policy. Currently, SA I offers the following international and high yield sub-accounts:

     o    Putnam International Equity Fund

     o    Touchstone High Yield Fund

WSLAC believes this is an appropriate market timing policy for SA I in light of contractual restrictions on free transfers (see the Transferring Your Money section of this prospectus) and historical transfer activity within SA I. Specifically, a Contract owner is permitted only one requested transfer in any rolling 30-day period. This contractual restriction applies to all Sub-Accounts. There are no exceptions to this contractual restriction.

However, WSLAC's policy may not be effective in deterring all market timing. WSLAC reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within SA I reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a Contract owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual Contract owner. If the underlying fund were to refuse a net trade made by SA I due to an order placed by the individual Contract owner, SA I could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the Contract owner will be required to place another order on a subsequent business day (as permitted under WSLAC's market timing policy and transfer rules) in order to complete the trade.

If a Contract owner is found to be engaged in market timing, SA I may, in addition to rejecting a particular transfer, revoke a Contract owner's ability to make transfer requests by telephone, fax or any other electronic means.

Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)

     o    Earnings in the Touchstone Money Market Sub-Account or the Fixed
          Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.


Tramsferring Your Money

Touchstone Gold Variable Annuity Prospectus

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The following guidelines apply to dollar cost averaging transfers:

     o    Your Contract Value must be at least $10,000.

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $200.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.


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Dollar Cost Averaging
--------------------------------------------------------------------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.
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Tramsferring Your Money

Touchstone Gold Variable Annuity Prospectus

Accessing Your Money
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Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.

Partial Withdrawals To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


Accessing Your Money

Touchstone Gold Variable Annuity Prospectus

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The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 591/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 35.

Accessing Your Money
Without Paying Surrender Charges

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

Accessing Your Money

Touchstone Gold Variable Annuity Prospectus

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Processing Withdrawals

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o The Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted.

     o The Securities and Exchange Commission has determined that, because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

Accessing Your Money

Touchstone Gold Variable Annuity Prospectus

Charges
--------------------------------------------------------------------------------


Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                Contract Maintenance            Contract Administration
                Charge                          Charge

        o       On the anniversary of your      o       On each day the New
                Contract Date each year                 York Stock Exchange
                until annuity payments                  is open for trading.
                begin.

        o       The date we start annuity
                payments.
        o       The date you completely
                surrender your Contract.
When Charged?
--------------------------------------------------------------------------------

        o       $35 each year during the        o       The effective annual
                first 10 years of your                  rate of the charge is
                Contract.                               0.15%.
        o       After the 10th anniversary
                of your Contract Date, the
                lesser of $35 and 0.17% of
                your Contract Value on
                each subsequent
                anniversary of your
                Contract Date.
How Much Charged?
--------------------------------------------------------------------------------

        o       We reduce your Contract         o       We deduct this charge
                Value. The number of                    from the Accumulation
                Accumulation Units you                  Unit Value of each Sub-
                own in each Sub-Account                 Account. We do not
                is reduced and the value of             impose this charge on
                your investment in the                  your money in the Fixed
                Fixed Account is reduced                Account.
                on a pro-rata basis.
How Charged?
--------------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.


Charges

Touchstone Gold Variable Annuity Prospectus

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If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     o    Free amounts

     o    Purchase payments that have been invested for more than 7 years

     o Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     o    Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

        Completed Years from
        Date of Purchase Payment                Surrender Charge
        Less than 1 year ..................     7% of the purchase payment
        1 year but less than 2 years ......     7% of the purchase payment
        2 years but less than 3 years .....     6% of the purchase payment
        3 years but less than 4 years .....     5% of the purchase payment
        4 years but less than 5 years .....     4% of the purchase payment
        5 years but less than 6 years .....     2% of the purchase payment
        6 years but less than 7 years .....     1% of the purchase payment
        7 years or more ...................                           None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.

Charges

Touchstone Gold Variable Annuity Prospectus

Reduced Surrender Charges for Certain Contracts
--------------------------------------------------------------------------------

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

     o    We pay the premium tax

     o    You surrender or withdraw money from your Contract

     o    The death benefit is paid

     o    Annuity payments begin


Charges

Touchstone Gold Variable Annuity Prospectus

Information About The Investment Options
--------------------------------------------------------------------------------

The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:

                                Investment Objective                                    Advisors/Sub-Advisors
        AIM V.I.
        Growth-Series 1         The Fund seeks to provide growth of capital.            A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
        AIM V.I.                The Fund seeks to achieve a high level of
        Government              current income consistent with reasonable
        Securities-Series 1     concern for safety of principal.                        A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
        Alger
        American Small          The Fund seeks to provide long-term
        Capitalization-Class O  capital appreciation.                                   Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
        Alger American          The Fund seeks to provide long-term
        Growth-Class O          capital appreciation.                                   Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
        MFS VIT
        Emerging Growth-        The Fund seeks to provide long-term                     Massachusetts Financial
        Initial Class           growth of capital.                                      Services Company
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund's objective is to seek long-
        MFS VIT                 term growth of capital with a secondary
        Investors Trust-        objective to seek reasonable current                    Massachusetts Financial
        Initial Class           income.                                                 Services Company
------------------------------------------------------------------------------------------------------------------------------------
        PIMCO VIT
        Long-Term U.S.          The Fund seeks maximum total return
        Government-             consistent with preservation of capital and             Pacific Investment
        Administrative Class    prudent investment management.                          Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
        Putnam VT
        International
        Equity-Class IB         The Fund seeks capital appreciation.                    Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to replicate, as closely as
        Scudder VIT             possible, before expenses, the performance
        Equity 500              of the S&P 500 Index, which emphasizes
        Index-Class A           stocks of large U.S. companies.                         Deutsche Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
        Touchstone              The Fund seeks long-term capital
        Baron Small Cap         appreciation.                                           BAMCO, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to increase the value of                 TCW Investment Management Company*
        Touchstone              its shares as a primary goal and to earn                Westfield Capital Management
        Emerging Growth         income as a secondary goal.                             Company, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
        Touchstone
        Third Avenue Value      The Fund seeks long-term capital appreciation.          Third Avenue Management LLC*
------------------------------------------------------------------------------------------------------------------------------------

*Sub-Advisors to Touchstone Advisors, Inc.


Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

                                Investment Objective                                    Advisors/Sub-Advisors
        Touchstone Eagle        The Fund seeks long-term capital
        Capital Appreciation    appreciation.                                           Eagle Asset Management, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to achieve a total
        Touchstone              return that is higher than the total
        Enhanced                return of the Dow Jones Industrial
        Dividend 30             Average (DJIA).                                         Todd Investment Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
        Touchstone              The Fund seeks to increase the value of                 Fort Washington Investment
        Value Plus              its shares over the long-term.                          Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to increase the value of
        Touchstone              Fund shares over the long-term, while                   Deutsche Investment Management
        Growth & Income         receiving dividend income.                              Americas Inc.*
------------------------------------------------------------------------------------------------------------------------------------
        Touchstone              The Fund seeks to achieve both an increase
        Balanced                in share price and current income.                      OpCap Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to achieve a high level of
        Touchstone              current income as its main goal with                    Fort Washington Investment
        High Yield              capital appreciation as a secondary goal.               Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks to provide a high level
                                of current income as is consistent with
        Touchstone              the preservation of capital. Capital                    Fort Washington Investment
        Core Bond               appreciation is a secondary goal.                       Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------
                                The Fund seeks high current income
                                consistent with liquidity and stability of
                                principal. The Fund is a money market
        Touchstone              fund and tries to maintain a constant                   Fort Washington Investment
        Money Market            share price of $1.00 per share.                         Advisors, Inc.*
------------------------------------------------------------------------------------------------------------------------------------

*Sub-Advisors to Touchstone Advisors, Inc.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

Information About The Investment Options

Touchstone Gold Variable Annuity Prospectus

Valuation Of Your Investments
--------------------------------------------------------------------------------

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

     o    Purchase payments allocated to the Fixed Account

     o    Withdrawals from the Fixed Account

     o    Transfers to and from the Fixed Account

     o    Interest credited to the Fixed Account

     o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


--------------------------------------------------------------------------------
Accumulation Unit
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Accumulation
Unit Value
------------
The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------


Valuation Of Your Investments

Touchstone Gold Variable Annuity Prospectus

Annuity Income Payment Options
--------------------------------------------------------------------------------

Annuity Phase

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Choosing the Payment Option

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.

                          Overview of Annuity Income Payment Options
        Installment Income Option 1A            Fixed Period -- you select the number of years.

        Installment Income Option 1B            Fixed Amount -- you select the amount of the monthly payment.

        Life Income Option 2A                   One Life -- we make payments as long as the Annuitant lives.

                                                Joint and Survivor -- we make payments as long as either the Annuitant
        Life Income Option 2B                   or another designated person lives.

                                                Life with Guaranteed Period -- we make guaranteed payments for 10 or 20
        Life Income Option 2C                   years and as long as the Annuitant lives.


Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        Annuity Income Payment Options
                        Fixed Period

                        Monthly Payment Amount: Based on the Surrender Value of your
                        Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
Installment Income      Payment Period:  You select the number of years, but no more than 30.
        Option 1A       Option to Request Lump Sum Payment:  Available at any time.
----------------------------------------------------------------------------------------------------------------------
                        Fixed Amount

                        Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is
                        $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                        Payment Period:  Payments are made until the entire amount, including interest,
Installment Income      is paid. All payments must be made in 30 years or less.
        Option 1B       Option to Request Lump Sum Payment:  Available at any time.
----------------------------------------------------------------------------------------------------------------------
                        One Life
                        Monthly Payment Amount:  Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                        Payment Period:  We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
        Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
        Option 2A       is made.
----------------------------------------------------------------------------------------------------------------------
                        Joint and Survivor
                        Monthly Payment Amount: Based on the Surrender Value of your
                        Contract and the age and gender of the Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                        Payment Period: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living. If either person dies before the first
                        payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
        Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
        Option 2B       is made.
----------------------------------------------------------------------------------------------------------------------
                        Life with Guaranteed Period
                        Monthly Payment Amount: Based on the Surrender Value of your
                        Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments. The monthly payments will remain the same throughout the payment period. Payment Period: You select 10 or 20 years as the guaranteed period. We make payments for as long as the
                        Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
        Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
        Option 2C       is made.
----------------------------------------------------------------------------------------------------------------------


Annuity Income Payment Options

Touchstone Gold Variable Annuity Prospectus

Death Benefit
--------------------------------------------------------------------------------

Death of Annuitant

If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

Before Annuitant's 80th birthday

Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday, and

-----------------------------------------------------------------------------------------------------------------
Before the 7th anniversary of the                   On or after the 7th anniversary of
Contract Date                                       the Contract Date
The death benefit amount will equal the             The death benefit amount will equal the
greater of the following 2 amounts:                 greatest of the following 3 amounts:
o   The Contract Value on the date we               o   The Contract Value on the date we
    receive proof of death of the Annuitant             receive proof of death of the Annuitant
    and payment instructions for the beneficiary        and payment instructions for the beneficiary
o   The sum of all purchase payments minus          o   The sum of all purchase payments minus
    any amounts withdrawn, including any                any amounts withdrawn, including any
    surrender charges on the withdrawals                surrender charges on the withdrawals
                                                    o   The Contract Value on the most recent septennial
                                                        anniversary* of the Contract Date plus any purchase
                                                        payments made since that anniversary minus any amounts
                                                        withdrawn since that anniversary, including any
                                                        surrender charges on the withdrawals

* A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

After Annuitant's 80th birthday

Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.
-----------------------------------------------------------------------------------------------------------------

Death of Owner

If an Owner who is not also the Annuitant dies before the Annuitant and before the Income Date, the Surrender Value will be paid to the new Owner as described in the Required Distributions section on page 36 of this prospectus.


Death Benefit

Touchstone Gold Variable Annuity Prospectus

WSLAC And Separate Account 1
--------------------------------------------------------------------------------

WSLAC Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

Separate Account 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 currently offers 20 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.



WSLAC And Separate Account 1

Touchstone Gold Variable Annuity Prospectus

Underwriter
--------------------------------------------------------------------------------

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


Underwriter

Touchstone Gold Variable Annuity Prospectus

Voting Rights
--------------------------------------------------------------------------------

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change. We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.



Voting Rights

Touchstone Gold Variable Annuity Prospectus

Other Information About Your Contract
--------------------------------------------------------------------------------

Rely on Your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


Other Information About Your Contract

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Cancellation of Your Contract

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

Misstatement of Age or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Financial Statements
and Additional Contract Information

Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.


Other Information About Your Contract

Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. You should consult your own tax advisor before you purchase a Contract. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     o    WSLAC's tax status
     o    The tax status of the Contract
     o    Your tax status
     o    The tax status of your beneficiary
     o    The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.

Tax Status of WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

Tax Treatment of Partial Withdrawals and Surrenders

Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

--------------------------------------------------------------------------------
The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.
--------------------------------------------------------------------------------


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you. Note that it is not necessary to fund a Qualified Plan with a variable annuity in order to achieve tax-deferral in the Qualified Plan.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract). Types of Qualified Contracts The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)

     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (Simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests

     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders

     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     o    Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.

--------------------------------------------------------------------------------
The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.
--------------------------------------------------------------------------------


Federal Income Tax Information

Touchstone Gold Variable Annuity Prospectus

Supplement A
--------------------------------------------------------------------------------
Accumulation Unit Values

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 23 in this Prospectus.

          Years Ended       Unit Value at   Unit Value at    Number of Units
          December 31   Beginning of Year     End of Year     at End of Year
                19991           10.000000       12.386830          1,200,117
                2000            12.386830        9.718353          1,812,173
                2001             9.718353        6.339078          1,509,814
                2002             6.339078        4.317351          1,142,848
                2003             4.317351        5.590682            944,354
                2004             5.590682        5.970004            809,454
AIM V.I. Growth
--------------------------------------------------------------------------------
                19991           10.000000        9.928089             51,404
                2000             9.928089       10.788341            111,199
                2001            10.788341       11.326516            135,339
                2002            11.326516       12.247868            335,054
                2003            12.247868       12.214008            118,904
                2004            12.214008       12.360312             77,390
AIM V.I. Government
Securities
--------------------------------------------------------------------------------
                19991           10.000000       13.645334            150,574
                2000            13.645334        9.802330            572,987
                2001             9.802330        6.816681            452,837
                2002             6.816681        4.961946            311,222
                2003             4.961946        6.969027            329,378
                2004             6.969027        8.015648            298,893
Alger American
Small Capitalization
--------------------------------------------------------------------------------
                19991           10.000000       12.050408          1,426,332
                2000            12.050408       10.133785          1,918,845
                2001            10.133785        8.816622          1,460,260
                2002             8.816622        5.829032          1,017,666
                2003             5.829032        7.773747            850,818
                2004             7.773747        8.091845            721,114
--------------------------------------------------------------------------------
Alger American
Growth
                19991           10.000000       16.408335            424,862
                2000            16.408335       13.016406            917,117
                2001            13.016406        8.541410            682,980
                2002             8.541410        5.582284            518,002
                2003             5.582284        7.172911            442,059
                2004             7.172911        7.994555            381,557
MFS VIT
Emerging Growth
--------------------------------------------------------------------------------

                19991           10.000000       10.298332            842,535
                2000            10.298332       10.146955          1,119,486
                2001            10.146955        8.413836            904,649
                2002             8.413836        6.561334            621,755
                2003             6.561334        7.907804            500,940
                2004             7.907804        8.688517            427,981
MFS VIT
Investors Trust
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Accumulation Unit
-----------------

A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Accumulation
Unit Value
------------
The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------

Supplement A


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------



          Years Ended       Unit Value at   Unit Value at    Number of Units
          December 31   Beginning of Year     End of Year     at End of Year
                19991           10.000000        9.641838            234,504
                2000             9.641838       11.533723            469,721
                2001            11.533723       12.048048            491,076
                2002            12.048048       13.977946            529,898
                2003            13.977946       14.328954            327,488
                2004            14.328954       15.205885            272,568
PIMCO VIT
Long-Term
U.S. Government
--------------------------------------------------------------------------------
                20036           10.000000       12.954308            743,154
                2004            12.954308       14.851828            619,068
Putnam VT
International Equity
--------------------------------------------------------------------------------
                20002           10.000000        9.303488            173,612
                2001             9.303488        8.060562            180,003
                2002             8.060562        6.178289            175,826
                2003             6.178289        7.812539            240,172
                2004             7.812539        8.525001            261,285
Scudder VIT
Equity 500 Index
--------------------------------------------------------------------------------
                20036           10.000000       12.900631             20,979
                2004            12.900631       16.270095             71,647
Touchstone
Baron Small Cap
--------------------------------------------------------------------------------
                19953           10.000000       11.687169             14,972
                1996            11.687169       12.817847            236,639
                1997            12.817847       16.905544            921,086
                1998            16.905544       17.227461          1,527,712
                1999            17.227461       24.945052          1,194,568
                2000            24.945052       31.905234          1,027,279
                2001            31.905234       30.652383            881,434
                2002            30.652383       23.494879            692,610
                2003            23.494879       34.138475            596,993
                2004            34.138475       37.746734            532,389
Touchstone
Emerging Growth
--------------------------------------------------------------------------------
                19991           10.000000       11.485000             19,113
                2000            11.485000        9.097565             96,734
                2001             9.097565       10.246261            118,515
                2002            10.246261        7.830226            143,326
                2003             7.830226       11.042983            220,735
                2004            11.042983       13.721575            256,550
Touchstone
Third Avenue Value
--------------------------------------------------------------------------------
                20014           10.000000        8.909627             45,435
                2002             8.909627        5.759382             34,987
                2003             5.759382        7.484368            298,611
                2004             7.484368        8.486317            252,193
Touchstone Eagle
Capital Appreciation
--------------------------------------------------------------------------------


Supplement A


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------



          Years Ended       Unit Value at   Unit Value at    Number of Units
          December 31   Beginning of Year     End of Year     at End of Year
                19991           10.000000       10.649017            263,644
                2000            10.649017       10.197589            221,023
                2001            10.197589        8.909282            188,348
                2002             8.909282        6.797592            171,128
                2003             6.797592        8.843737            173,402
                2004             8.843737        9.179170            172,849
Touchstone
Enhanced
Dividend 30
--------------------------------------------------------------------------------
                19985           10.000000       10.119923            221,536
                1999            10.119923       11.484675            503,145
                2000            11.484675       11.632177            455,261
                2001            11.632177       11.374653            467,275
                2002            11.374653        8.231427            365,796
                2003             8.231427       10.535781            387,270
                2004            10.535781       11.491128            350,711
Touchstone
Value Plus
--------------------------------------------------------------------------------
                19953           10.000000       12.490239             28,701
                1996            12.490239       14.161478            451,141
                1997            14.161478       16.749955          1,858,720
                1998            16.749955       17.758155          2,973,336
                1999            17.758155       17.957567          2,362,289
                2000            17.957567       19.874253          1,654,656
                2001            19.874253       18.573609          1,354,722
                2002            18.573609       15.594493          1,098,212
                2003            15.594493       20.439644            945,483
                2004            20.439644       22.203835            778,247
Touchstone
Growth & Income
--------------------------------------------------------------------------------
                19953           10.000000       11.962842             28,416
                1996            11.962842       13.782738            266,916
                1997            13.782738       16.130170          1,153,567
                1998            16.130170       16.780412          2,142,449
                1999            16.780412       18.149355          1,713,391
                2000            18.149355       20.185864          1,376,550
                2001            20.185864       20.448209          1,199,393
                2002            20.448209       18.341110            983,569
                2003            18.341110       22.000680            808,499
                2004            22.000680       23.797503            702,508
Touchstone
Balanced
--------------------------------------------------------------------------------
                19991           10.000000        9.186113            108,456
                2000             9.186113        9.002382            201,564
                2001             9.002382        9.497443          1,532,122
                2002             9.497443        9.635371          1,258,428
                2003             9.635371       11.787491          1,065,235
                2004            11.787491       12.741712            875,055
Touchstone
High Yield
--------------------------------------------------------------------------------

Supplement A


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------



          Years Ended       Unit Value at   Unit Value at    Number of Units
          December 31   Beginning of Year     End of Year     at End of Year
                19953           10.000000       11.262524             28,863
                1996            11.262524       11.395131            235,025
                1997            11.395131       12.137441            936,431
                1998            12.137441       12.960022          1,764,079
                1999            12.960022       12.623260          1,527,257
                2000            12.623260       13.602365          1,197,861
                2001            13.602365       14.473580          1,057,023
                2002            14.473580       15.413573            915,185
                2003            15.413573       15.739434            666,800
                2004            15.739434       16.043333            544,185
Touchstone
Core Bond
--------------------------------------------------------------------------------
                20014           10.000000       10.118290             98,402
                2002            10.118290       10.142306            200,619
                2003            10.142306       10.108530            979,915
                2004            10.108530       10.107306            752,282
Touchstone
Money Market
--------------------------------------------------------------------------------

1 Sub-Account operations began on May 14, 1999
2 Sub-Account operations began on May 3, 2000
3 Sub-Account operations began on February 23, 1995
4 Sub-Account operations began on May 1, 2001
5 Sub-Account operations began on May 1, 1998
6 Sub-Account operations began on May 1, 2003


Supplement A


Touchstone Gold Variable Annuity Prospectus

Supplement B
--------------------------------------------------------------------------------

Federal Income Tax Information
Section 401 and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents. This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan.

This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

--------------------------------------------------------------------------------
Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.
--------------------------------------------------------------------------------


Supplement B


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).

     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).

     o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.

     o    It is made by reason of a hardship.

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.

     o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.

     o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.

     o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

     o Except as noted below, minimum payments are required for the calendar year in which you reach age 701/2 or any later calendar year.

     o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Supplement B


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------


SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date you reach age 591/2 s A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)


Supplement B


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------


     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 701/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 701/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

     o The amount of each loan must generally be a minimum amount as determined under the applicable plan.

     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly.

     o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.



Supplement B


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


Supplement B


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Supplement C

State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP Contracts
ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 701/2. Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made on account of you reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.


Supplement C


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------

Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account s A distribution that is made on or after your death s A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract


Supplement C


Touchstone Gold Variable Annuity Prospectus

--------------------------------------------------------------------------------
     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Withdrawal Limitations Under the Code

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

Supplement C


Touchstone Gold Variable Annuity Prospectus

Table Of Contents For Statement Of Additional Information
--------------------------------------------------------------------------------


                                                     Page

General ............................................     3
Safekeeping Of Assets ..............................     3
Distribution Of The Contracts ......................     3
Sub-Account Performance ............................     4
Sub-Account Accumulation Unit Values ...............     6
Fixed Account Value ................................     7
Fixed Annuity Income Payments ......................     7
Qualification As An "Annuity Contract" .............     8
Independent Registered Public Accounting Firm ......    10
Financial Statements ...............................    10



Table Of Contents For Statement Of Additional Information

Touchstone Gold Variable Annuity Prospectus

Notes
--------------------------------------------------------------------------------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

-----------------------------------
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2005
-----------------------------------

This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2005 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

FORM 7135 (5/05)

 TABLE OF CONTENTS
 OF
 STATEMENT OF ADDITIONAL INFORMATION

                                                                    Page

 General                                                            3

 Safekeeping of Assets                                              3

 Distribution of the Contracts                                      3

 Sub-Account Performance                                            4

 Sub-Account Accumulation Unit Values                               6

 Fixed Account Value                                                7

 Fixed Annuity Income Payments                                      7

 Qualification as an "Annuity Contract"                             8


 Independent Registered Public Accounting Firm                      10


 Financial Statements                                               10

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                                                 AMOUNTS
 PERIOD                                            SALES COMMISSIONS PAID        RETAINED BY DISTRIBUTOR


 For the year ended December 31, 2002                          $1,134,975                       $122,626
 For the year ended December 31, 2003                          $1,001,722                       $115,633
 For the year ended December 31, 2004                          $1,068,632                       $130,308



SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD =  (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the
                              Accumulation Unit Value for the money market
                              ("AUV") over a 7-day period determined as follows:

                 AUV at end of 7-day period - AUV at beginning of 7-day period
                                    AUV at beginning of 7-day period

Because the Net Asset Value of the money market Fund rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P     =   a hypothetical initial purchase payment of $1,000
         T     =   average annual total return
         n     =   number of years and/or portion of a year
         ERV   =   ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  equals:

          (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

          (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where

      PP   =  the sum of all purchase payments allocated to the Fixed Account

      XFT  =  any amount transferred to the Fixed Account from a Sub-Account

      I    =  interest credited by WSLAC to the Fixed Account

      XFF  =  any amounts transferred from the Fixed Account to a Sub-Account

      WD   =  any amounts withdrawn for charges or deductions, or in
              connection with any surrenders or partial withdrawals


FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Funds have agreed to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2004 and 2003, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Net Assets as of December 31, 2004.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2004 and 2003.

4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statutory-basis Balance Sheets as of December 31, 2004 and 2003.

3. Statutory-basis Statements of Operations for the years ended December 31, 2004 and 2003.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2004 and 2003.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2004 and 2003.

6.   Notes to statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western & Southern Life Assurance Company Separate Account 1

Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                          Year ended December 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations and Changes in Net Assets for the
   Year ended December 31, 2004................................................3
Statements of Operations and Changes in Net Assets for the
   Year ended December 31, 2003................................................5
Notes to Financial Statements..................................................7

             Report of Independent Registered Public Accounting Firm

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprised of the sub-accounts listed in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2004, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                              /s/ Ernst & Young LLP

Cincinnati, Ohio
March 31, 2005

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2004

                                                                                                                  Scudder Asset
                                                          AIM Variable               The Alger American             Management
                                                      Insurance Funds, Inc.                 Fund                     VIT Fund
                                                      (unaffiliated issuer)         (unaffiliated issuer)      (unaffiliated issuer)
                                                  -----------------------------  ----------------------------  ---------------------
                                                                      V.I.            Small
                                                  V.I. Growth     Government     Capitalization     Growth          Equity 500
                                                     Fund       Securities Fund     Portfolio      Portfolio        Index Fund
                                                  Sub-Account     Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                                  -----------------------------  ----------------------------  ---------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $6,446,875;
      $1,151,561; $2,449,524; $7,237,724;
      $1,943,160; $4,747,837; $4,317,046;
      $4,380,681)                                 $5,236,159       $1,121,840      $2,610,480      $6,460,345       $2,359,459
                                                  ---------------------------      --------------------------       ----------
           Total invested assets                  $5,236,159        1,121,840       2,610,480       6,460,345        2,359,459

Other liabilities                                         --                0               0              --                0
                                                  ---------------------------      --------------------------       ----------

Net assets                                        $5,236,159       $1,121,840      $2,610,480      $6,460,345       $2,359,459
                                                  ===========================      ==========================       ==========

                                                                                             PIMCO
                                                            MFS Variable                    Variable
                                                           Insurance Trust              Insurance Trust
                                                        (unaffiliated issuer)        (unaffiliated issuer)
                                                  ---------------------------------  ---------------------
                                                      Emerging          Investors          Long-Term
                                                   Growth Series      Trust Series      U.S. Government
                                                  - Initial Class   - Initial Class      Bond Portfolio
                                                    Sub-Account       Sub-Account         Sub-Account
                                                  ---------------------------------  ---------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $6,446,875;
      $1,151,561; $2,449,524; $7,237,724;
      $1,943,160; $4,747,837; $4,317,046;
      $4,380,681)                                    $3,404,675        $3,957,540          $4,396,481
                                                     ----------------------------          ----------
           Total invested assets                      3,404,675         3,957,540           4,396,481

Other liabilities                                            (0)                1              (6,228)
                                                     ----------------------------          ----------

Net assets                                           $3,404,675        $3,957,541          $4,390,253
                                                     ============================          ==========

                                                     Putnam Variable                          Touchstone Variable
                                                     Trust - Class IB                             Series Trust
                                                  (unaffiliated issuer)                       (affiliated issuer)
                                                  ---------------------      ------------------------------------------------------
                                                      International          Baron Small     Emerging    Third Avenue    Eagle Cap
                                                       Equity Fund             Cap Fund    Growth Fund    Value Fund    Apprec Fund
                                                       Sub-Account           Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                                  ---------------------      ------------------------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)         $9,992,938

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                                            $1,165,714    $21,572,899   $3,719,694     $2,140,186
                                                       ----------            -----------------------------------------------------
           Total invested assets                       $9,992,938             1,165,714     21,572,899    3,719,694      2,140,186

Other liabilities                                              --                    (1)             1           --             (1)
                                                       ----------            -----------------------------------------------------

Net assets                                             $9,992,938            $1,165,713    $21,572,900   $3,719,694     $2,140,185
                                                       ==========            =====================================================

                                                                         Touchstone Variable
                                                                             Series Trust
                                                                         (affiliated issuer)
                                                  ---------------------------------------------------------------
                                                       Enhanced        Value Plus   Growth & Income     Balanced
                                                   Dividend 30 Fund       Fund           Fund             Fund
                                                    Sub-Account (a)   Sub-Account     Sub-Account     Sub-Account
                                                  ---------------------------------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                     $1,660,430      $4,268,632      $18,218,745     $17,876,166
                                                      -----------------------------------------------------------
           Total invested assets                       1,660,430       4,268,632       18,218,745      17,876,166

Other liabilities                                             (1)             --               (1)              1
                                                      -----------------------------------------------------------

Net assets                                            $1,660,429      $4,268,632      $18,218,744     $17,876,167
                                                      ===========================================================

                                                             Touchstone Variable
                                                                 Series Trust
                                                             (affiliated issuer)
                                                  -----------------------------------------
                                                  High Yield      Core Bond    Money Market
                                                     Fund            Fund          Fund
                                                  Sub-Account    Sub-Account    Sub-Account
                                                  -----------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                 $11,784,887    $9,307,518     $7,926,543
                                                  ----------------------------------------
           Total invested assets                   11,784,887     9,307,518      7,926,543

Other liabilities                                          (2)           (1)          (854)
                                                  ----------------------------------------

Net assets                                        $11,784,885    $9,307,517     $7,925,689
                                                  ========================================

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

      See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2004

                                                                                          AIM V. I.    Alger American      Alger
                                                                           AIM V.I.      Government        Small          American
                                                                            Growth       Securities    Capitalization      Growth
                                                                         Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                                                         -----------     -----------     -----------    -----------
Income:
   Dividends                                                            $         --    $     42,435    $         --   $         --
   Miscellaneous income (loss)                                                  (627)           (105)           (130)          (792)

Expenses:
   Mortality and expense risk, and administrative charge                      72,997          18,133          34,090         91,911
                                                                        -----------------------------------------------------------

   Net investment income (loss)                                              (73,624)         24,198         (34,220)       (92,704)
                                                                        -----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments     1,800,855         (10,093)        737,511      1,441,535

   Realized gain distributions                                                    --              --              --             --

   Realized gain (loss) on sale of fund shares                            (1,395,879)          1,710        (365,454)    (1,118,776)
                                                                        -----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                       404,976          (8,383)        372,057        322,758
                                                                        -----------------------------------------------------------

Net increase in net assets resulting from operations                         331,352          15,815         337,837        230,055
                                                                        -----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                     84,642          77,553         123,401        346,502

   Net transfers between subaccounts and/or fixed account                    (40,051)       (238,453)        (75,189)      (104,680)

   Withdrawals and surrenders                                               (849,462)       (352,105)       (293,121)    (1,231,443)

   Contract maintenance charge                                                (6,730)         (1,390)         (2,806)        (9,336)
                                                                        -----------------------------------------------------------

Net increase (decrease) from contract owners activity                       (811,602)       (514,395)       (247,715)      (998,957)
                                                                        -----------------------------------------------------------

Net increase (decrease) in net assets                                       (480,250)       (498,580)         90,122       (768,903)

Net assets, at beginning of year                                           5,716,409       1,620,420       2,520,358      7,229,248
                                                                        -----------------------------------------------------------

Net assets, at end of year                                              $  5,236,159    $  1,121,840    $  2,610,480   $  6,460,345
                                                                        ===========================================================

                                                                                          MFS VIT          MFS VIT      PIMCO Long-
                                                                         Scudder VIT      Emerging        Investors      Term U.S.
                                                                          Equity 500  Growth Series -  Trust - Initial  Government
                                                                            Index      Initial Class        Class          Bond
                                                                         Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                                                         -----------    -----------      -----------    -----------
Income:
   Dividends                                                            $     24,474   $         --     $     25,455   $    183,949
   Miscellaneous income (loss)                                                 1,749           (342)            (552)           (19)

Expenses:
   Mortality and expense risk, and administrative charge                      29,408         45,588           53,641         60,292
                                                                        -----------------------------------------------------------

   Net investment income (loss)                                               (3,184)       (45,931)         (28,737)       123,638
                                                                        -----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       101,035      1,150,939          571,763        108,586

   Realized gain distributions                                                    --             --               --         65,554

   Realized gain (loss) on sale of fund shares                               103,508       (750,558)        (178,807)       (29,034)
                                                                        -----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                       204,543        400,381          392,956        145,107
                                                                        -----------------------------------------------------------

Net increase in net assets resulting from operations                         201,359        354,450          364,219        268,745
                                                                        -----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    286,194         65,419           62,665        499,949

   Net transfers between subaccounts and/or fixed account                    241,735       (112,455)        (119,595)      (419,555)

   Withdrawals and surrenders                                               (380,405)      (404,297)        (595,966)      (894,681)

   Contract maintenance charge                                                (1,843)        (5,542)          (5,324)        (3,747)
                                                                        -----------------------------------------------------------

Net increase (decrease) from contract owners activity                        145,681       (456,874)        (658,220)      (818,035)
                                                                        -----------------------------------------------------------

Net increase (decrease) in net assets                                        347,039       (102,424)        (294,001)      (549,290)

Net assets, at beginning of year                                           2,012,420      3,507,099        4,251,542      4,939,544
                                                                        -----------------------------------------------------------

Net assets, at end of year                                              $  2,359,459   $  3,404,675     $  3,957,541   $  4,390,253
                                                                        ===========================================================

                                                                           Putnam VT
                                                                         International    Touchstone       Touchstone
                                                                        Equity - Class    Baron Small       Emerging
                                                                              IB              Cap            Growth
                                                                          Sub-Account     Sub-Account     Sub-Account
                                                                          -----------     -----------     -----------
Income:
   Dividends                                                             $    151,189    $         --    $    392,451
   Miscellaneous income (loss)                                                   (998)          1,323          (4,094)

Expenses:
   Mortality and expense risk, and administrative charge                      131,411           7,448         288,126
                                                                        ---------------------------------------------

   Net investment income (loss)                                                18,780          (6,125)        100,231
                                                                        ---------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments        934,191         174,123       1,062,011

   Realized gain distributions                                                     --              --         689,348

   Realized gain (loss) on sale of fund shares                                367,598           7,780         271,888
                                                                        ---------------------------------------------

Net realized and unrealized gain (loss) on investments                      1,301,789         181,903       2,023,248
                                                                        ---------------------------------------------

Net increase in net assets resulting from operations                        1,320,569         175,778       2,123,480
                                                                        ---------------------------------------------

Contract owners activity:
   Payments received from contract owners                                     247,157         548,546       1,628,377

   Net transfers between subaccounts and/or fixed account                    (194,962)        194,038         357,314

   Withdrawals and surrenders                                              (1,722,063)        (22,940)     (4,287,509)

   Contract maintenance charge                                                (10,658)           (355)        (23,601)
                                                                        ---------------------------------------------

Net increase (decrease) from contract owners activity                      (1,680,526)        719,288      (2,325,420)
                                                                        ---------------------------------------------

Net increase (decrease) in net assets                                        (359,957)        895,066        (201,940)

Net assets, at beginning of year                                           10,352,895         270,646      21,774,840
                                                                        ---------------------------------------------

Net assets, at end of year                                               $  9,992,938    $  1,165,713    $ 21,572,900
                                                                        =============================================

      See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2004

                                                                         Touchstone      Touchstone       Touchstone
                                                                        Third Avenue    Eagle Capital      Enhanced
                                                                            Value       Appreciation      Dividend 30
                                                                         Sub-Account     Sub-Account    Sub-Account (a)
                                                                         -----------     -----------    ---------------
Income:
   Dividends                                                            $      8,193    $     19,431    $     34,046
   Miscellaneous income (loss)                                                  (914)           (841)           (186)

Expenses:
   Mortality and expense risk, and administrative charge                      42,243          27,713          21,374
                                                                        --------------------------------------------

   Net investment income (loss)                                              (34,964)         (9,123)         12,485
                                                                        --------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       420,444         104,079         122,164

   Realized gain distributions                                                    --              --              --

   Realized gain (loss) on sale of fund shares                               319,150         166,322         (78,167)
                                                                        --------------------------------------------

Net realized and unrealized gain (loss) on investments                       739,594         270,401          43,996
                                                                        --------------------------------------------

Net increase in net assets resulting from operations                         704,630         261,279          56,481
                                                                        --------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    687,946         185,342         256,903

   Net transfers between subaccounts and/or fixed account                    460,411         (77,443)         71,870

   Withdrawals and surrenders                                               (719,523)       (461,685)       (307,328)

   Contract maintenance charge                                                (2,809)         (2,223)         (1,582)
                                                                        --------------------------------------------

Net increase (decrease) from contract owners activity                        426,026        (356,009)         19,862
                                                                        --------------------------------------------

Net increase (decrease) in net assets                                      1,130,656         (94,730)         76,344

Net assets, at beginning of year                                           2,589,038       2,234,915       1,584,086
                                                                        --------------------------------------------

Net assets, at end of year                                              $  3,719,694    $  2,140,185    $  1,660,429
                                                                        ============================================

                                                                                          Touchstone
                                                                         Touchstone        Growth &        Touchstone
                                                                         Value Plus         Income          Balanced
                                                                         Sub-Account      Sub-Account      Sub-Account
                                                                         -----------      -----------      -----------
Income:
   Dividends                                                            $     32,010     $    318,368     $    146,699
   Miscellaneous income (loss)                                                (1,441)          (2,884)          (3,390)

Expenses:
   Mortality and expense risk, and administrative charge                      57,831          253,579          244,099
                                                                        ----------------------------------------------

   Net investment income (loss)                                              (27,262)          61,905         (100,790)
                                                                        ----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       441,263        1,564,932        1,250,954

   Realized gain distributions                                                    --               --               --

   Realized gain (loss) on sale of fund shares                               (43,826)        (111,169)         261,733
                                                                        ----------------------------------------------

Net realized and unrealized gain (loss) on investments                       397,437        1,453,763        1,512,687
                                                                        ----------------------------------------------

Net increase in net assets resulting from operations                         370,175        1,515,668        1,411,897
                                                                        ----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    166,524          407,536          916,547

   Net transfers between subaccounts and/or fixed account                    156,014         (190,875)         397,503

   Withdrawals and surrenders                                               (778,584)      (3,720,518)      (3,732,846)

   Contract maintenance charge                                                (4,197)         (18,135)         (15,480)
                                                                        ----------------------------------------------

Net increase (decrease) from contract owners activity                       (460,243)      (3,521,992)      (2,434,275)
                                                                        ----------------------------------------------

Net increase (decrease) in net assets                                        (90,068)      (2,006,325)      (1,022,378)

Net assets, at beginning of year                                           4,358,700       20,225,068       18,898,545
                                                                        ----------------------------------------------

Net assets, at end of year                                              $  4,268,632     $ 18,218,744     $ 17,876,167
                                                                        ==============================================

                                                                         Touchstone
                                                                          High Yield       Touchstone       Touchstone
                                                                             Bond          Core Bond       Money Market
                                                                         Sub-Account      Sub-Account      Sub-Account
                                                                         -----------      -----------      -----------
Income:
   Dividends                                                            $    842,315     $    368,723     $    113,366
   Miscellaneous income (loss)                                                (1,828)          (1,103)            (852)

Expenses:
   Mortality and expense risk, and administrative charge                     165,992          137,739          117,055
                                                                        ----------------------------------------------

   Net investment income (loss)                                              674,495          229,880           (4,541)
                                                                        ----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       142,027          (87,156)              --

   Realized gain distributions                                                    --               --               --

   Realized gain (loss) on sale of fund shares                               139,685           45,838               --
                                                                        ----------------------------------------------

Net realized and unrealized gain (loss) on investments                       281,713          (41,317)              --
                                                                        ----------------------------------------------

Net increase in net assets resulting from operations                         956,208          188,563           (4,541)
                                                                        ----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    690,720          384,212          126,040

   Net transfers between subaccounts and/or fixed account                    (64,417)        (282,421)         843,435

   Withdrawals and surrenders                                             (2,930,252)      (2,116,795)      (3,364,557)

   Contract maintenance charge                                               (11,801)          (8,826)          (5,984)
                                                                        ----------------------------------------------

Net increase (decrease) from contract owners activity                     (2,315,750)      (2,023,830)      (2,401,067)
                                                                        ----------------------------------------------

Net increase (decrease) in net assets                                     (1,359,543)      (1,835,267)      (2,405,608)

Net assets, at beginning of year                                          13,144,427       11,142,784       10,331,297
                                                                        ----------------------------------------------

Net assets, at end of year                                              $ 11,784,885     $  9,307,517     $  7,925,689
                                                                        ==============================================

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2003


                                                                                        AIM V. I.   Alger American       Alger
                                                                          AIM V.I.     Government       Small          American
                                                                           Growth      Securities   Capitalization      Growth
                                                                        Sub-Account    Sub-Account   Sub-Account      Sub-Account
                                                                        -----------    -----------    -----------     -----------
Income:
   Dividends                                                           $         --   $     44,394   $         --    $         --
   Miscellaneous income (loss)                                                1,246            240           (435)            618

Expenses:
   Mortality and expense risk, and administrative charge                     72,131         50,751         27,084          90,369
                                                                       ----------------------------------------------------------

   Net investment income (loss)                                             (70,885)        (6,117)       (27,519)        (89,751)
                                                                       ----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments    3,556,346       (166,949)     1,051,547       3,377,685

   Realized gain distributions                                                   --            671             --              --

   Realized gain (loss) on sale of fund shares                           (2,096,546)       138,257       (326,683)     (1,357,622)
                                                                       ----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                    1,459,800        (28,021)       724,864       2,020,063
                                                                       ----------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           1,388,915        (34,138)       697,345       1,930,312
                                                                       ----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   134,566        217,636        172,999         212,796

   Net transfers between subaccounts and/or fixed account                   (88,215)    (1,663,176)       209,378        (160,824)

   Withdrawals and surrenders                                              (992,996)    (1,328,231)      (292,905)     (1,203,819)

   Contract maintenance charge                                               (7,716)        (3,136)        (2,800)        (10,456)
                                                                       ----------------------------------------------------------

Net increase (decrease) from contract owners activity                      (954,361)    (2,776,907)        86,672      (1,162,303)
                                                                       ----------------------------------------------------------

Net increase (decrease) in net assets                                       434,554     (2,811,045)       784,017         768,009
                                                                       ----------------------------------------------------------

Net assets, at beginning of year                                          5,281,855      4,431,465      1,736,341       6,461,239
                                                                       ----------------------------------------------------------

Net assets, at end of year                                             $  5,716,409   $  1,620,420   $  2,520,358    $  7,229,248
                                                                       ==========================================================

                                                                                          MFS VIT         MFS VIT       PIMCO Long-
                                                                        Scudder VIT       Emerging       Investors       Term U.S.
                                                                         Equity 500   Growth Series -  Trust - Initial   Government
                                                                           Index       Initial Class       Class            Bond
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $     15,689    $         --    $     28,650    $    258,924
   Miscellaneous income (loss)                                                 (561)           (246)            297           1,811

Expenses:
   Mortality and expense risk, and administrative charge                     18,961          44,075          56,324          93,785
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                              (3,833)        (44,321)        (27,377)        166,950
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      324,218       2,139,603       1,304,653        (150,744)

   Realized gain distributions                                                   --              --              --          30,417

   Realized gain (loss) on sale of fund shares                               25,255      (1,278,897)       (507,654)         69,541
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                      349,473         860,706         796,999         (50,786)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             345,640         816,385         769,622         116,164
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    67,542          65,876          62,636         392,899

   Net transfers between subaccounts and/or fixed account                   655,039         (30,375)        (95,670)     (1,914,973)

   Withdrawals and surrenders                                              (256,980)       (593,637)       (856,956)     (1,346,549)

   Contract maintenance charge                                               (1,484)         (6,107)         (6,145)         (6,868)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                       464,117        (564,243)       (896,135)     (2,875,491)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                       809,757         252,142        (126,513)     (2,759,327)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          1,202,663       3,254,957       4,378,055       7,698,871
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $  2,012,420    $  3,507,099    $  4,251,542    $  4,939,544
                                                                       ============================================================

                                                                           Putnam VT
                                                                         International      Touchstone      Touchstone
                                                                        Equity - Class     Baron Small       Emerging
                                                                            IB (a)           Cap (b)          Growth
                                                                          Sub-Account      Sub-Account      Sub-Account
                                                                          -----------      -----------      -----------
Income:
   Dividends                                                             $         --     $         --     $         --
   Miscellaneous income (loss)                                               (119,229)             196               97

Expenses:
   Mortality and expense risk, and administrative charge                       57,420              648          252,259
                                                                        -----------------------------------------------

   Net investment income (loss)                                              (176,649)            (452)        (252,162)
                                                                        -----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      1,656,344            7,981        6,928,774

   Realized gain distributions                                                     --               --          178,323

   Realized gain (loss) on sale of fund shares                                 75,762            2,669          170,964
                                                                        -----------------------------------------------

Net realized and unrealized gain (loss) on investments                      1,732,106           10,650        7,278,061
                                                                        -----------------------------------------------

Net increase (decrease) in net assets resulting from operations             1,555,457           10,198        7,025,899
                                                                        -----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                      98,168          150,854          854,311

   Net transfers between subaccounts and/or fixed account                   9,544,952          127,868           14,039

   Withdrawals and surrenders                                                (841,215)         (18,244)      (3,567,975)

   Contract maintenance charge                                                 (4,467)             (30)         (23,259)
                                                                        -----------------------------------------------

Net increase (decrease) from contract owners activity                       8,797,438          260,448       (2,722,884)
                                                                        -----------------------------------------------

Net increase (decrease) in net assets                                      10,352,895          270,646        4,303,015
                                                                        -----------------------------------------------

Net assets, at beginning of year                                                   --               --       17,471,825
                                                                        -----------------------------------------------

Net assets, at end of year                                               $ 10,352,895     $    270,646     $ 21,774,840
                                                                        ===============================================

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2003

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2003

                                                                        Touchstone   Touchstone Eagle    Touchstone
                                                                       Third Avenue       Capital         Enhanced      Touchstone
                                                                         Value (c)   Appreciation (d)  Dividend 30 (i)  Value Plus
                                                                        Sub-Account     Sub-Account      Sub-Account    Sub-Account
                                                                        -----------     -----------      -----------    -----------
Income:
   Dividends                                                           $      1,363    $      2,377     $     15,401   $     35,583
   Miscellaneous income (loss)                                                 (237)        (22,388)             492           (193)

Expenses:
   Mortality and expense risk, and administrative charge                     21,684          14,495           18,297         46,569
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                             (20,558)        (34,506)          (2,404)       (11,179)
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      795,868         329,707          473,042      1,173,416

   Realized gain distributions                                                   --              --               --             --

   Realized gain (loss) on sale of fund shares                             (188,812)         16,109          (97,231)      (289,615)
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                      607,056         345,816          375,811        883,801
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             586,498         311,310          373,407        872,622
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   154,961         138,445           58,129        122,491

   Net transfers between subaccounts and/or fixed account                   847,624       1,692,018          169,894        656,254

   Withdrawals and surrenders                                              (271,836)       (107,297)        (231,758)      (570,928)

   Contract maintenance charge                                               (1,558)         (1,065)          (1,670)        (3,540)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                       729,191       1,722,101           (5,405)       204,277
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     1,315,689       2,033,411          368,002      1,076,899
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          1,273,349         201,504        1,216,084      3,281,801
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $  2,589,038    $  2,234,915     $  1,584,086   $  4,358,700
                                                                       ============================================================

                                                                        Touchstone                      Touchstone
                                                                         Growth &       Touchstone      High Yield       Touchstone
                                                                          Income         Balanced          Bond        Core Bond (e)
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $    692,755    $    111,561    $  1,070,875    $    418,169
   Miscellaneous income (loss)                                               (1,575)           (268)         (2,868)         (1,851)

Expenses:
   Mortality and expense risk, and administrative charge                    242,743         245,152         172,744         181,084
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                             448,437        (133,859)        895,263         235,234
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments    5,403,548       3,707,145       1,746,244        (134,401)

   Realized gain distributions                                              123,078              --              --              --

   Realized gain (loss) on sale of fund shares                           (1,054,020)       (289,436)        (70,817)        165,168
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                    4,472,606       3,417,709       1,675,427          30,767
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           4,921,043       3,283,850       2,570,690         266,001
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   487,255         551,859         387,822         384,406

   Net transfers between subaccounts and/or fixed account                 1,217,475         424,081         305,178      (1,229,753)

   Withdrawals and surrenders                                            (4,371,494)     (4,381,789)     (2,866,948)     (3,331,279)

   Contract maintenance charge                                              (19,442)        (16,465)        (13,443)        (12,031)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                    (2,686,206)     (3,422,314)     (2,187,391)     (4,188,657)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     2,234,837        (138,464)        383,299      (3,922,656)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                         17,990,231      19,037,009      12,761,128      15,065,440
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $ 20,225,068    $ 18,898,545    $ 13,144,427    $ 11,142,784
                                                                       ============================================================

                                                                                         Touchstone     Touchstone      Touchstone
                                                                         Touchstone    International   Growth/Value   Standby Income
                                                                        Money Market     Equity (f)         (g)             (h)
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $     89,475    $    119,362    $         --    $    114,135
   Miscellaneous income (loss)                                             (304,845)            408          (1,938)          4,946

Expenses:
   Mortality and expense risk, and administrative charge                    121,912          70,848           2,935          54,884
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                            (337,282)         48,922          (4,873)         64,197
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments        1,604      10,591,099         236,089          99,225

   Realized gain distributions                                                   --              --              --              --

   Realized gain (loss) on sale of fund shares                                    1     (10,088,676)       (185,052)        (98,480)
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                        1,605         502,423          51,037             745
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (335,677)        551,345          46,164          64,942
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   392,537         183,730           3,546          43,688

   Net transfers between subaccounts and/or fixed account                12,294,130      (9,650,100)       (665,156)    (11,836,842)

   Withdrawals and surrenders                                            (4,048,521)     (1,072,463)        (43,719)     (1,653,594)

   Contract maintenance charge                                               (5,907)         (7,335)           (302)         (2,615)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                     8,632,239     (10,546,168)       (705,631)    (13,449,363)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     8,296,562      (9,994,823)       (659,467)    (13,384,421)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          2,034,735       9,994,823         659,467      13,384,421
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $ 10,331,297    $         --    $         --    $         --
                                                                       ============================================================

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2003

See accompanying notes

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2004, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, and Touchstone Money Market Fund. In addition to the sub-accounts previously listed, the following sub-accounts were also offered in 2003: Touchstone International Equity Fund, Touchstone Growth/Value Fund, and Touchstone Standby Income Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S. generally accepted accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004, were as follows:

                                                        PURCHASES        SALES
                                                       ----------     ----------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                   $  202,694     $1,087,961
    V.I. Government Securities Fund                       180,524        670,730

The Alger American Fund
    Small Capitalization Portfolio                        250,797        532,607
    Growth Portfolio                                      424,865      1,516,534

Scudder Asset Management VIT Fund
    Equity 500 Index Fund                                 591,478        448,934

MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                155,203        657,986
    Investors Trust Series - Initial Class                 98,575        785,562

PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio              861,802      1,478,980

Putnam Variable Trust - Class IB
    International Equity Fund - Class IB                  456,327      2,118,065

Touchstone Variable Series Trust
    Baron Small Cap                                       752,988         39,822
    Emerging Growth Fund                                2,186,892      3,722,615
    Third Avenue Value Fund                             1,251,339        860,158
    Eagle Capital Appreciation Fund                       368,128        733,253
    Enhanced Dividend 30 Fund (a)                         441,215        408,869
    Value Plus Fund                                       391,174        878,648
    Growth & Income Fund                                  635,652      4,095,738
    Balanced Fund                                         981,751      3,516,782
    High Yield Fund                                     1,587,690      3,228,954
    Core Bond Fund                                        921,621      2,715,575
    Money Market Fund                                   2,433,659      4,838,126

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Enhanced Dividend 30 fund effective December 12, 2003.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each sub-account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2004 and 2003 (year ended unless otherwise noted):

TOUCHSTONE GOLD VARIABLE ANNUITY

                                                                                2004
                                                        -------------------------------------------------------
                                                                                     Transfers
                                                          Units        Units        between Sub-   Net Increase
                                                        Purchased     Redeemed        accounts      (Decrease)
                                                        -------------------------------------------------------
AIM V.I. Growth Fund                                      13,806      (145,970)        (2,736)       (134,900)
AIM V.I. Government Securities Fund                        6,252       (28,552)       (19,214)        (41,514)

Alger American Small Capitalization Portfolio             16,633       (39,540)        (7,578)        (30,485)
Alger American Growth  Portfolio                          44,025      (157,794)       (15,935)       (129,704)

Scudder VIT Equity 500 Index Fund                         36,349       (44,573)        29,337          21,113

MFS VIT Emerging Growth Series - Initial Class             8,388       (54,486)       (14,404)        (60,502)
MFS VIT Investors Trust Series - Initial Class             7,557       (71,779)        (8,737)        (72,959)

PIMCO Long-Term U.S. Government  Bond Portfolio           33,902       (60,054)       (28,768)        (54,920)

Putnam VT International Equity Fund - Class IB (b)        17,695      (127,586)       (14,204)       (124,095)

Touchstone Baron Small Cap Fund (c)                       39,116        (1,605)        13,157          50,668
Touchstone Emerging Growth Fund                           46,763      (121,474)        10,107         (64,604)
Touchstone Third Avenue Value Fund (d)                    57,009       (57,614)        36,420          35,815
Touchstone Eagle Cap Appreciation Fund (e)                24,256       (60,309)       (10,365)        (46,418)
Touchstone Enhanced Dividend 30 Fund (a)                  29,833       (35,542)         5,119            (590)
Touchstone Value Plus Fund                                15,484       (71,736)        19,693         (36,559)
Touchstone Growth & Income Fund                           19,367      (175,852)       (10,751)       (167,236)
Touchstone Balanced Fund                                  40,680      (161,637)        14,966        (105,991)
Touchstone High Yield Fund                                56,111      (237,582)        (8,709)       (190,180)
Touchstone Core Bond Fund (f)                             24,067      (129,113)       (17,569)       (122,615)
Touchstone Money Market Fund                              12,344      (323,933)        83,947        (227,642)
Touchstone International Equity Fund (g)                      --            --             --              --
Touchstone Growth/Value Fund (h)                              --            --             --              --
Touchstone Standby Income Fund (i)                            --            --             --              --

                                                                                2003
                                                        ------------------------------------------------------
                                                                                    Transfers
                                                          Units        Units       between Sub-   Net Increase
                                                        Purchased     Redeemed       accounts      (Decrease)
                                                        ------------------------------------------------------
AIM V.I. Growth Fund                                      25,352      (195,343)       (28,503)      (198,494)
AIM V.I. Government Securities Fund                       17,458       (98,702)      (134,907)      (216,151)

Alger American Small Capitalization Portfolio             29,857       (41,515)        29,814         18,156
Alger American Growth  Portfolio                          29,912      (168,138)       (28,622)      (166,848)

Scudder VIT Equity 500 Index Fund                          9,169       (28,141)        83,318         64,346

MFS VIT Emerging Growth Series - Initial Class             9,765       (84,373)        (1,335)       (75,943)
MFS VIT Investors Trust Series - Initial Class             8,687      (111,774)       (17,727)      (120,814)

PIMCO Long-Term U.S. Government  Bond Portfolio           27,358       (89,005)      (140,764)      (202,411)

Putnam VT International Equity Fund - Class IB (b)         7,901       (65,515)       800,759        743,145

Touchstone Baron Small Cap Fund (c)                       11,998        (1,492)        10,463         20,969
Touchstone Emerging Growth Fund                           29,491      (126,943)         1,835        (95,617)
Touchstone Third Avenue Value Fund (d)                    15,537       (23,513)        85,385         77,409
Touchstone Eagle Cap Appreciation Fund (e)                19,632       (16,804)       260,795        263,623
Touchstone Enhanced Dividend 30 Fund (a)                   7,096       (27,650)        22,827          2,273
Touchstone Value Plus Fund                                12,839       (60,039)        68,674         21,474
Touchstone Growth & Income Fund                           27,267      (247,305)        67,309       (152,729)
Touchstone Balanced Fund                                  28,156      (218,661)        15,434       (175,071)
Touchstone High Yield Fund                                34,254      (256,010)        28,563       (193,193)
Touchstone Core Bond Fund (f)                             23,716      (201,964)       (70,137)      (248,385)
Touchstone Money Market Fund                              38,655      (377,455)     1,118,095        779,295
Touchstone International Equity Fund (g)                  18,820      (111,618)      (895,163)      (987,961)
Touchstone Growth/Value Fund (h)                             636        (7,940)      (115,098)      (122,402)
Touchstone Standby Income Fund (i)                         3,156      (112,722)      (845,841)      (955,407)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(d) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(e) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003
(f) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond fund effective April 28, 2003
(g) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(h) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund)
(i) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1

                                                                                   2004
                                                          --------------------------------------------------------
                                                                                       Transfers
                                                            Units         Units       between Sub-    Net Increase
                                                          Purchased      Redeemed       accounts       (Decrease)
                                                          --------------------------------------------------------
AIM V.I. Growth Fund                                          498         (4,157)         (4,635)         (8,294)
AIM V.I. Government Securities Fund                             3             (2)              6               7

Alger American Small Capitalization Portfolio                  41           (492)         (4,439)         (4,890)
Alger American Growth  Portfolio                              252         (3,012)         (1,517)         (4,277)

Scudder VIT Equity 500 Index Fund                              27             (3)             15              39

MFS VIT Emerging Growth Series - Initial Class                314           (632)         (2,543)         (2,861)
MFS VIT Investors Trust Series - Initial Class                104           (979)         (2,905)         (3,780)

PIMCO Long-Term U.S. Government  Bond Portfolio                 1             (2)            (26)            (27)

Putnam VT International Equity Fund - Class IB (b)            184           (633)            809             360

Touchstone Emerging Growth Fund                                69           (921)            (13)           (865)
Touchstone Third Avenue Value Fund (c)                          4            (99)          2,426           2,331
Touchstone Enhanced Dividend 30 Fund (a)                       91           (591)             17            (483)
Touchstone Value Plus Fund                                     64            (88)         (1,991)         (2,015)
Touchstone Growth & Income Fund                                89         (1,837)          3,602           1,854
Touchstone Balanced Fund                                       48           (962)          3,508           2,594
Touchstone High Yield Fund                                    123           (640)             12            (505)
Touchstone Core Bond Fund (d)                                  99         (2,400)            218          (2,083)
Touchstone Money Market Fund                                   37           (169)             18            (114)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                    2003
                                                          ----------------------------------------------------------
                                                                                         Transfers
                                                            Units         Units        between Sub-     Net Increase
                                                          Purchased      Redeemed        accounts        (Decrease)
                                                          ----------------------------------------------------------
AIM V.I. Growth Fund                                         1,426         (1,284)            409             551
AIM V.I. Government Securities Fund                             10         (5,121)             (8)         (5,119)

Alger American Small Capitalization Portfolio                  142         (6,852)           (876)         (7,586)
Alger American Growth  Portfolio                               925         (5,181)            224          (4,032)

Scudder VIT Equity 500 Index Fund                              107         (2,340)             73          (2,160)

MFS VIT Emerging Growth Series - Initial Class                 512         (6,234)          2,240          (3,482)
MFS VIT Investors Trust Series - Initial Class                  75         (6,370)            965          (5,330)

PIMCO Long-Term U.S. Government  Bond Portfolio                  4             (2)             70              72

Putnam VT International Equity Fund - Class IB (b)             124         (2,403)         13,480          11,201

Touchstone Emerging Growth Fund                                314         (1,687)         (2,555)         (3,928)
Touchstone Third Avenue Value Fund (c)                          52           (690)           (238)           (876)
Touchstone Enhanced Dividend 30 Fund (a)                       167           (393)             13            (213)
Touchstone Value Plus Fund                                     109            (19)         (1,754)         (1,664)
Touchstone Growth & Income Fund                                354         (2,554)          1,415            (785)
Touchstone Balanced Fund                                        67         (1,855)         (1,013)         (2,801)
Touchstone High Yield Fund                                     213         (1,535)           (125)         (1,447)
Touchstone Core Bond Fund (d)                                  601         (1,572)            576            (395)
Touchstone Money Market Fund                                    73         (6,825)         10,257           3,505
Touchstone International Equity Fund (e)                       320         (1,684)        (27,276)        (28,640)
Touchstone Standby Income Fund (f)                             111           (200)         (9,384)         (9,473)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2

                                                                                   2004
                                                         ----------------------------------------------------------
                                                                                        Transfers
                                                           Units           Units       between Sub-    Net Increase
                                                         Purchased       Redeemed        accounts       (Decrease)
                                                         ----------------------------------------------------------
AIM V.I. Growth Fund                                          692         (1,450)           (898)         (1,656)
AIM V.I. Government Securities Fund                            20           (124)           (212)           (316)

Alger American Small Capitalization Portfolio                  85           (275)            (73)           (263)
Alger American Growth  Portfolio                              639         (1,028)          3,048           2,659

Scudder VIT Equity 500 Index Fund                             170         (3,126)          1,001          (1,955)

MFS VIT Emerging Growth Series - Initial Class                269           (682)            (84)           (497)
MFS VIT Investors Trust Series - Initial Class                225         (2,173)         (3,010)         (4,958)

PIMCO Long-Term U.S. Government  Bond Portfolio                12           (738)             12            (714)

Putnam VT International Equity Fund - Class IB (b)            756         (1,379)           (801)         (1,424)

Touchstone Emerging Growth Fund                               292         (2,264)            (68)         (2,040)
Touchstone Third Avenue Value Fund (c)                          9         (1,476)            106          (1,361)
Touchstone Enhanced Dividend 30 Fund (a)                       42             (5)          2,825           2,862
Touchstone Value Plus Fund                                     91           (259)         (2,023)         (2,191)
Touchstone Growth & Income Fund                               534         (3,823)           (306)         (3,595)
Touchstone Balanced Fund                                      293         (5,780)              2          (5,485)
Touchstone High Yield Fund                                    548         (1,588)           (332)         (1,372)
Touchstone Core Bond Fund (d)                                 188         (2,783)            128          (2,467)
Touchstone Money Market Fund                                  101         (9,078)           (547)         (9,524)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                  2003
                                                         ---------------------------------------------------------
                                                                                       Transfers
                                                           Units          Units       between Sub-    Net Increase
                                                         Purchased      Redeemed        accounts       (Decrease)
                                                         ---------------------------------------------------------
AIM V.I. Growth Fund                                         887         (5,845)          1,874          (3,084)
AIM V.I. Government Securities Fund                           16         (3,886)         (1,716)         (5,586)

Alger American Small Capitalization Portfolio                189           (467)          3,215           2,937
Alger American Growth  Portfolio                             630         (4,703)           (577)         (4,650)

Scudder VIT Equity 500 Index Fund                             93         (7,327)          8,178             944

MFS VIT Emerging Growth Series - Initial Class               218         (2,087)        (13,070)        (14,939)
MFS VIT Investors Trust Series - Initial Class               262         (3,038)            231          (2,545)

PIMCO Long-Term U.S. Government  Bond Portfolio               10         (4,490)          1,883          (2,597)

Putnam VT International Equity Fund - Class IB (b)           186         (2,690)         26,052          23,548

Touchstone Emerging Growth Fund                              233         (3,379)         (6,217)         (9,363)
Touchstone Third Avenue Value Fund (c)                        14         (5,013)          1,449          (3,550)
Touchstone Enhanced Dividend 30 Fund (a)                      36            (86)             (7)            (57)
Touchstone Value Plus Fund                                    80         (2,281)         (2,275)         (4,476)
Touchstone Growth & Income Fund                              406         (8,080)         (4,354)        (12,028)
Touchstone Balanced Fund                                     226         (7,027)         11,091           4,290
Touchstone High Yield Fund                                   340         (5,549)         (1,446)         (6,655)
Touchstone Core Bond Fund (d)                                193         (9,814)         (8,471)        (18,092)
Touchstone Money Market Fund                                  65        (15,874)         38,113          22,304
Touchstone International Equity Fund (e)                     927         (3,070)        (52,977)        (55,120)
Touchstone Standby Income Fund (f)                            33        (12,898)        (23,603)        (36,468)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3

                                                                                   2004
                                                         ----------------------------------------------------------
                                                                                        Transfers
                                                           Units           Units       between Sub-    Net Increase
                                                         Purchased       Redeemed        accounts       (Decrease)
                                                         ----------------------------------------------------------
AIM V.I. Growth Fund                                           --           (597)             79            (518)
AIM V.I. Government Securities Fund                            --            (36)            (49)            (85)

Alger American Small Capitalization Portfolio                  --           (117)           (210)           (327)
Alger American Growth  Portfolio                               --           (239)             65            (174)

Scudder VIT Equity 500 Index Fund                              --             (3)             (4)             (7)

MFS VIT Emerging Growth Series - Initial Class                 --           (161)            994             833
MFS VIT Investors Trust Series - Initial Class                 --           (227)           (222)           (449)

PIMCO Long-Term U.S. Government  Bond Portfolio                --            (30)           (314)           (344)

Putnam VT International Equity Fund - Class IB (b)            132           (615)           (650)         (1,133)

Touchstone Emerging Growth Fund                               109           (169)             17             (43)
Touchstone Third Avenue Value Fund (c)                         --           (112)            (38)           (150)
Touchstone Enhanced Dividend 30 Fund (a)                       --            (52)             17             (35)
Touchstone Value Plus Fund                                     --           (175)         (1,301)         (1,476)
Touchstone Growth & Income Fund                               190           (697)           (821)         (1,328)
Touchstone Balanced Fund                                       65         (1,037)            875             (97)
Touchstone High Yield Fund                                    145           (635)          2,412           1,922
Touchstone Core Bond Fund (d)                                  --         (1,132)           (683)         (1,815)
Touchstone Money Market Fund                                   --           (776)             61            (715)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                  2003
                                                         ---------------------------------------------------------
                                                                                       Transfers
                                                           Units          Units       between Sub-    Net Increase
                                                         Purchased      Redeemed        accounts       (Decrease)
                                                         ---------------------------------------------------------
AIM V.I. Growth Fund                                          28         (2,433)          2,654             249
AIM V.I. Government Securities Fund                           --         (1,803)           (518)         (2,321)

Alger American Small Capitalization Portfolio                 --         (1,828)             56          (1,772)
Alger American Growth  Portfolio                              22         (3,964)          1,005          (2,937)

Scudder VIT Equity 500 Index Fund                             --         (1,378)          1,197            (181)

MFS VIT Emerging Growth Series - Initial Class                22         (1,967)          2,137             192
MFS VIT Investors Trust Series - Initial Class                --         (1,182)            278            (904)

PIMCO Long-Term U.S. Government  Bond Portfolio               --         (1,140)              6          (1,134)

Putnam VT International Equity Fund - Class IB (b)            14         (1,495)         22,795          21,314

Touchstone Emerging Growth Fund                              129         (1,538)         (3,195)         (4,604)
Touchstone Third Avenue Value Fund (c)                        --         (1,544)            383          (1,161)
Touchstone Enhanced Dividend 30 Fund (a)                      --         (1,790)             (3)         (1,793)
Touchstone Value Plus Fund                                    --           (668)            348            (320)
Touchstone Growth & Income Fund                              184         (4,846)         (2,918)         (7,580)
Touchstone Balanced Fund                                      59         (2,784)         (5,169)         (7,894)
Touchstone High Yield Fund                                   125         (3,644)         (4,492)         (8,011)
Touchstone Core Bond Fund (d)                                 --         (3,762)         (3,770)         (7,532)
Touchstone Money Market Fund                                  --           (368)         17,282          16,914
Touchstone International Equity Fund (e)                     199         (3,180)        (38,306)        (41,287)
Touchstone Standby Income Fund (f)                            --            (87)        (15,540)        (15,627)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2004, 2003, 2002, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

                                                                                     At December 31, 2004
                                                                           -----------------------------------------
                                                       Beginning                           Ending
                                                       Unit Value           Units        Unit Value       Net Assets
                                                         range             (000s)           range           (000s)
                                                    ----------------       ------     ----------------    ----------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                              $ 5.54 to $ 5.59          877     $ 5.90 to $ 5.97      $ 5,236
      V.I. Government Securities Fund                12.10 to 12.21            91      12.22 to 12.36         1,122
The Alger American Fund
      Small Capitalization Portfolio                  6.91 to 6.97            326       7.93 to 8.02          2,610
      Growth Portfolio                                7.70 to 7.77            799       8.00 to 8.09          6,460
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                           7.76 to 7.81            277       8.45 to 8.53          2,359
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class          7.11 to 7.17            426       7.91 to 7.99          3,405
      Investors Trust Series - Initial Class          7.84 to 7.91            456       8.60 to 8.69          3,957
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio       14.20 to 14.33           289      15.04 to 15.21         4,390
Putnam Variable Trust - Class IB
      International Equity Fund                      12.94 to 12.95           673      14.80 to 14.85         9,993
Touchstone Variable Series Trust
      Baron Small Cap                                     12.90                72           16.27             1,166
      Emerging Growth Fund                           19.23 to 34.14           602      21.22 to 37.75        21,573
      Third Avenue Value Fund                        10.94 to 11.04           271      13.57 to 13.72         3,719
      Eagle Capital Appreciation Fund                     7.48                252           8.49              2,140
      Enhanced Dividend 30 Fund (a)                   8.76 to 8.84            181       9.08 to 9.18          1,660
      Value Plus Fund                                10.42 to 10.54           372      11.34 to 11.49         4,268
      Growth & Income Fund                           11.31 to 20.44           854      12.27 to 22.20        18,219
      Balanced Fund                                  13.07 to 22.00           784      14.11 to 23.79        17,876
      High Yield Fund                                11.68 to 11.79           925      12.60 to 12.74        11,785
      Core Bond Fund                                 12.65 to 15.74           589      12.87 to 16.04         9,307
      Money Market Fund                               9.96 to 10.11           785        9.94 to 10.11        7,925

                                                               For the period ended December 31, 2004
                                                    --------------------------------------------------------------

                                                    Investment (1)       Expense Ratio (2)        Total Return (3)
                                                     Income Ratio              range                    range
                                                    --------------       -----------------        ----------------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                     --              1.35% to 1.55%          6.50% to 6.78%
      V.I. Government Securities Fund                    3.09%             1.35% to 1.55%           .97% to 1.20%
The Alger American Fund
      Small Capitalization Portfolio                       --              1.35% to 1.55%         14.83% to 15.08%
      Growth Portfolio                                     --              1.35% to 1.55%          3.85% to 4.07%
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                              1.12%             1.35% to 1.55%          8.94% to 9.18%
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class               --              1.35% to 1.55%         11.29% to 11.39%
      Investors Trust Series - Initial Class             0.62%             1.35% to 1.55%          9.62% to 9.89%
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio           3.94%             1.35% to 1.55%          5.92% to 6.15%
Putnam Variable Trust - Class IB
      International Equity Fund                          1.49%             1.35% to 1.55%         14.40% to 14.63%
Touchstone Variable Series Trust
      Baron Small Cap                                      --                  1.35%                   26.12%
      Emerging Growth Fund                               1.81%             1.35% to 1.55%         10.34% to 10.58%
      Third Avenue Value Fund                            0.26%             1.35% to 1.55%         24.01% to 24.24%
      Eagle Capital Appreciation Fund                    0.89%                 1.35%                   13.44%
      Enhanced Dividend 30 Fund (a)                      2.10%             1.35% to 1.55%          3.61% to 3.80%
      Value Plus Fund                                    0.74%             1.35% to 1.55%          8.84% to 9.06%
      Growth & Income Fund                               1.66%             1.35% to 1.55%          8.44% to 8.67%
      Balanced Fund                                      0.80%             1.35% to 1.55%          7.93% to 8.18%
      High Yield Fund                                    6.76%             1.35% to 1.55%          7.87% to 8.08%
      Core Bond Fund                                     3.61%             1.35% to 1.55%          1.75% to 1.91%
      Money Market Fund                                  1.24%             1.35% to 1.55%           -.19% to .01%

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2004. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                At December 31, 2003
                                                                       ---------------------------------------
                                                    Beginning                        Ending
                                                    Unit Value          Units       Unit Value      Net Assets
                                                      range            (000s)         range           (000s)
                                                 ----------------      ------   ----------------    ----------
AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                            $ 4.29 to $ 4.32        877    $ 5.54 to $ 5.59     $ 5,236
     V.I. Government Securities Fund              12.16 to 12.25          91      12.10 to 12.21       1,122
The Alger American Fund
     Small Capitalization Portfolio                                      326       6.91 to 6.97        2,612
     Growth Portfolio                              5.79 to 5.83          799       7.70 to 7.77        6,459
Scudder Asset Management VIT Fund
     Equity 500 Index Fund                         6.15 to 6.18          277       7.76 to 7.81        2,361
MFS Variable Insurance Trust
     Emerging Growth Series - Initial Class        5.54 to 5.58          426       7.11 to 7.17        3,403
     Investors Trust Series - Initial Class        6.51 to 6.56          456       7.84 to 7.91        3,958
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio     13.88 to 13.98         289      14.20 to 14.33       4,391
Putnam Variable Trust - Class IB (a)
     International Equity Fund                         10.00             673      12.94 to 12.95       9,992
Touchstone Variable Series Trust
     Baron Small Cap (b)                               10.00              72          12.90            1,166
     Emerging Growth Fund                          13.26 to 23.49        602      19.23 to 34.14      21,575
     Third Avenue Value Fund (c)                   7.77 to 7.83          271      10.94 to 11.04       3,719
     Eagle Capital Appreciation Fund (d)               5.76              252           7.48            2,141
     Enhanced Dividend 30 Fund (i)                 6.75 to 6.80          181       8.76 to 8.84        1,661
     Value Plus Fund                               8.16 to 8.23          372      10.42 to 10.54       4,268
     Growth & Income Fund                          8.65 to 15.59         854      11.31 to 20.44      18,216
     Balanced Fund                                10.92 to 18.34         784      13.07 to 22.00      17,878
     High Yield Fund                               9.57 to 9.64          925      11.68 to 11.79      11,783
     Core Bond Fund (e)                           12.41 to 15.41         589      12.65 to 15.74       9,306
     Money Market Fund                            10.00 to 10.14         785       9.96 to 10.11       7,928
     International Equity Fund (f)                 6.05 to 9.35           --            --                --
     Growth/Value Fund  (g)                            5.39               --            --                --
     Standby Income Fund (h)                      11.71 to 13.25          --            --                --

                                                           For the period ended December 31, 2003
                                                 ----------------------------------------------------------

                                                 Investment (1)     Expense Ratio (2)      Total Return (3)
                                                  Income Ratio            range                 range
                                                 --------------     -----------------      ----------------
AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                   --            1.35% to 1.55%       29.24% to 29.49%
     V.I. Government Securities Fund                  1.47%           1.35% to 1.55%        -.47% to -.28%
The Alger American Fund
     Small Capitalization Portfolio                     --            1.35% to 1.55%       40.17% to 40.45%
     Growth Portfolio                                   --            1.35% to 1.55%       33.10% to 33.36%
Scudder Asset Management VIT Fund
     Equity 500 Index Fund                            0.98%           1.35% to 1.55%       26.20% to 26.45%
MFS Variable Insurance Trust
     Emerging Growth Series - Initial Class             --            1.35% to 1.55%       28.24% to 28.49%
     Investors Trust Series - Initial Class           0.66%           1.35% to 1.55%       20.28% to 20.52%
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio         4.10%           1.35% to 1.55%        2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
     International Equity Fund                          --            1.35% to 1.55%       29.37% to 29.54%
Touchstone Variable Series Trust
     Baron Small Cap (b)                                --                1.35%                 29.01%
     Emerging Growth Fund                               --            1.35% to 1.55%       45.02% to 45.30%
     Third Avenue Value Fund (c)                      0.07%           1.35% to 1.55%       40.75% to 41.03%
     Eagle Capital Appreciation Fund (d)              0.20%               1.35%                 29.95%
     Enhanced Dividend 30 Fund (i)                    1.10%           1.35% to 1.55%       29.85% to 30.10%
     Value Plus Fund                                  0.93%           1.35% to 1.55%       27.74% to 27.99%
     Growth & Income Fund                             3.63%           1.35% to 1.55%       30.81% to 31.07%
     Balanced Fund                                    0.59%           1.35% to 1.55%       19.72% to 19.95%
     High Yield Fund                                  8.27%           1.35% to 1.55%       22.09% to 22.34%
     Core Bond Fund (e)                               3.19%           1.35% to 1.55%        1.91% to 2.11%
     Money Market Fund                                1.45%           1.35% to 1.55%        -.41% to -.33%
     International Equity Fund (f)                    2.39%           1.35% to 1.55%              --
     Growth/Value Fund  (g)                             --                1.35%                   --
     Standby Income Fund (h)                          1.71%           1.35% to 1.55%              --

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Captial Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assetst transferred to Touchstone Money Market
      Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2003. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                     At December 31, 2002
                                                                          -------------------------------------------
                                                      Beginning                            Ending
                                                      Unit Value          Units          Unit Value        Net Assets
                                                   lowest to highest      (000s)     lowest to highest       (000s)
                                                   -----------------      ------     -----------------     ----------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                             $ 6.31 to $ 6.34        1,224      $ 4.29 to $ 4.32       $ 5,282
      V.I. Government Securities Fund               11.27 to 11.33           362       12.16 to 12.25          4,431
The Alger American Fund
      Small Capitalization Portfolio                 6.78 to 6.82            350        4.93 to 4.96           1,736
      Growth Portfolio                               8.77 to 8.82          1,109        5.79 to 5.83           6,461
Scudder Asset Management VIT Fund (a)
      Equity 500 Index Fund                          8.03 to 8.06            195        6.15 to 6.18           1,203
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class         8.50 to 8.54            583        5.54 to 5.58           3,255
      Investors Trust Series - Initial Class         8.37 to 8.41            667        6.51 to 6.56           4,378
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio      11.99 to 12.05           551       13.88 to 13.98          7,699
Touchstone Variable Series Trust
      International Equity Fund                      8.05 to 12.40         1,113        6.05 to 9.35           9,995
      Emerging Growth Fund                          17.34 to 30.65           783       13.26 to 23.49         17,472
      Small Cap Value Fund                          10.19 to 10.25           163        7.77 to 7.83           1,273
      Growth/Value Fund                                  8.57                122            5.39                 659
      Large Cap Growth Fund (b)                          8.91                 35            5.76                 202
      Enhanced 30 Fund                               8.86 to 8.91            179        6.75 to 6.80           1,216
      Value Plus Fund                               11.29 to 11.37           399        8.16 to 8.23           3,282
      Growth & Income Fund                          10.32 to 18.57         1,198        8.65 to 15.59         17,990
      Balanced Fund                                 12.20 to 20.45         1,075       10.92 to 18.34         19,037
      High Yield Fund                                9.45 to 9.50          1,325        9.57 to 9.64          12,761
      Bond Fund                                     11.68 to 14.47           992       12.41 to 15.41         15,065
      Standby Income Fund                           11.53 to 13.03         1,017       11.71 to 13.25         13,384
      Money Market Fund                                  10.12               201           10.14               2,035

                                                                For the period ended December 31, 2002
                                                   ----------------------------------------------------------------

                                                    Investment           Expense Ratio               Total Return
                                                   Income Ratio        lowest to highest          lowest to highest
                                                   ------------        -----------------          -----------------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                   --              1.35% to 1.55%          -32.03% to -31.89%
      V.I. Government Securities Fund                  2.71%             1.35% to 1.55%            7.92% to 8.13%
The Alger American Fund
      Small Capitalization Portfolio                     --              1.35% to 1.55%          -27.35% to -27.21%
      Growth Portfolio                                 0.04%             1.35% to 1.55%          -34.02% to -33.89%
Scudder Asset Management VIT Fund (a)
      Equity 500 Index Fund                            1.06%             1.35% to 1.55%          -23.50% to -23.35%
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class             --              1.35% to 1.55%          -34.77% to -34.64%
      Investors Trust Series - Initial Class           0.57%             1.35% to 1.55%          -22.17% to -22.02%
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio         6.45%             1.35% to 1.55%           15.79% to 16.02%
Touchstone Variable Series Trust
      International Equity Fund                        0.64%             1.35% to 1.55%          -24.75% to -24.60%
      Emerging Growth Fund                             1.78%             1.35% to 1.55%          -23.50% to -23.35%
      Small Cap Value Fund                               --              1.35% to 1.55%          -23.73% to -23.58%
      Growth/Value Fund                                  --                  1.35%                    -37.15%
      Large Cap Growth Fund (b)                          --                  1.35%                    -35.36%
      Enhanced 30 Fund                                 1.12%             1.35% to 1.55%          -23.85% to -23.70%
      Value Plus Fund                                  0.88%             1.35% to 1.55%          -27.78% to -27.63%
      Growth & Income Fund                             3.28%             1.35% to 1.55%          -16.21% to -16.04%
      Balanced Fund                                    1.81%             1.35% to 1.55%          -10.48% to -10.30%
      High Yield Fund                                  6.51%             1.35% to 1.55%            1.25% to 1.45%
      Bond Fund                                        8.29%             1.35% to 1.55%            6.28% to 6.49%
      Standby Income Fund                              3.02%             1.35% to 1.55%            1.51% to 1.71%
      Money Market Fund                                1.44%                 1.35%                      0.24%

(a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
(b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                    At December 31, 2001
                                                                          -------------------------------------------
                                                       Beginning                            Ending
                                                      Unit Value           Units          Unit Value       Net Assets
                                                   lowest to highest      (000s)      lowest to highest      (000s)
                                                   -----------------      ------      -----------------    ----------
AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                            $ 9.69 to $ 9.72        1,621      $ 6.31 to $ 6.34      $ 10,276
       V.I. Government Securities Fund              10.75 to 10.79           160        11.27 to 11.33         1,810
The Alger American Fund
       Small Capitalization Portfolio                9.77 to 9.80            497         6.78 to 6.82          3,385
       Growth Portfolio                             10.10 to 10.13         1,593         8.77 to 8.82         14,046
Deutsche Asset Management VIT Fund
       Equity 500 Index Fund                         9.29 to 9.30            186         8.03 to 8.06          1,497
MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class       12.97 to 13.02           763         8.50 to 8.54          6,519
       Investors Trust Series - Initial Class       10.11 to 10.15           970         8.37 to 8.41          8,159
PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio     11.50 to 11.53           516        11.99 to 12.05         6,221
Touchstone Variable Series Trust
       International Equity Fund                    11.62 to 17.87         1,313        8.05 to 12.40         15,650
       Emerging Growth Fund                         18.08 to 31.91           988        17.34 to 30.65        28,878
       Small Cap Value Fund                          9.07 to 9.10            130        10.19 to 10.25         1,333
       Growth/Value Fund *                               10.00               121             8.57              1,042
       Equity Fund *                                     10.00                45             8.91                405
       Enhanced 30 Fund                             10.17 to 10.20           198         8.86 to 8.91          1,760
       Value Plus Fund                              11.57 to 11.63           530        11.29 to 11.37         6,024
       Growth & Income Fund                         11.07 to 19.87         1,463        10.32 to 18.57        26,286
       Balanced Fund                                12.07 to 20.19         1,301        12.20 to 20.45        25,768
       High Yield Fund                               8.97 to 9.00          1,620         9.45 to 9.50         15,383
       Bond Fund                                    11.00 to 13.60         1,163        11.68 to 14.47        16,544
       Standby Income Fund                          11.18 to 12.61         1,393        11.53 to 13.03        18,044
       Money Market Fund (a)                             10.00                98            10.12                996
       Income Opportunity Fund (b)                   8.32 to 14.89            --              --                  --

                                                              For the period ended December 31, 2001
                                                   -------------------------------------------------------------

                                                    Investment          Expense Ratio             Total Return
                                                   Income Ratio       lowest to highest        lowest to highest
                                                   ------------       -----------------        -----------------
AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                                0.17%            1.35% to 1.55%        -34.90% to -34.77%
       V.I. Government Securities Fund                 3.35%            1.35% to 1.55%          4.78% to 4.99%
The Alger American Fund
       Small Capitalization Portfolio                  0.04%            1.35% to 1.55%        -30.60% to -30.46%
       Growth Portfolio                                0.24%            1.35% to 1.55%        -13.17% to -13.00%
Deutsche Asset Management VIT Fund
       Equity 500 Index Fund                           0.79%            1.35% to 1.55%        -13.53% to -13.36%
MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class            --             1.35% to 1.55%        -34.51% to -34.38%
       Investors Trust Series - Initial Class          0.71%            1.35% to 1.55%        -17.24% to -17.08%
PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio        7.11%            1.35% to 1.55%          4.25% to 4.46%
Touchstone Variable Series Trust
       International Equity Fund                         --             1.35% to 1.55%        -30.76% to -30.62%
       Emerging Growth Fund                              --             1.35% to 1.55%         -4.12% to -3.93%
       Small Cap Value Fund                            0.38%            1.35% to 1.55%         12.40% to 12.63%
       Growth/Value Fund *                               --                  1.35%                  -14.27%
       Equity Fund *                                     --                  1.35%                  -10.90%
       Enhanced 30 Fund                                0.81%            1.35% to 1.55%        -12.81% to -12.63%
       Value Plus Fund                                 1.13%            1.35% to 1.55%         -2.41% to -2.21%
       Growth & Income Fund                            3.38%            1.35% to 1.55%         -6.73% to -6.54%
       Balanced Fund                                   3.20%            1.35% to 1.55%          1.10% to 1.30%
       High Yield Fund                                16.91%            1.35% to 1.55%          5.29% to 5.50%
       Bond Fund                                       5.91%            1.35% to 1.55%          6.19% to 6.40%
       Standby Income Fund                             5.05%            1.35% to 1.55%          3.13% to 3.33%
       Money Market Fund (a)                           1.75%                 1.35%                   1.18%
       Income Opportunity Fund (b)                    10.37%            1.35% to 1.55%                --

(a)   For the period May 1, 2001 (commencement of operations) to December 31,
      2001
(b) For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2004 is listed below.

AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                            326,240 shares
      V.I. Government Securities Fund                              92,944 shares
The Alger American Fund
      Small Capitalization Portfolio                              128,849 shares
      Growth Portfolio                                            183,951 shares
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                                       185,346 shares
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class                      194,331 shares
      Investors Trust Series - Initial Class                      218,891 shares
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio                    392,894 shares
Putnam Variable Trust - Class IB
      International Equity Fund                                   679,330 shares
Touchstone Variable Series Trust
      Baron Small Cap Fund                                         63,114 shares
      Emerging Growth Fund                                      1,032,690 shares
      Third Avenue Value Fund                                     158,218 shares
      Eagle Capital Appreciation Fund                             163,999 shares
      Enhanced Dividend 30 Fund (a)                               181,270 shares
      Value Plus Fund                                             401,943 shares
      Growth & Income Fund                                      1,699,510 shares
      Balanced Fund                                             1,095,353 shares
      High Yield Fund                                           1,426,742 shares
      Core Bond Fund                                              920,625 shares
      Money Market Fund                                         7,926,543 shares

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12. 2003

STATUTORY-BASIS FINANCIAL STATEMENTS

Western-Southern Life Assurance Company
Years Ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years Ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets - Statutory-Basis...............................................2
Statements of Operations - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis.....................................5
Notes to Statutory-Basis Financial Statements..................................6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western-Southern Life Assurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

                                                            /s/Ernst & Young LLP
March 31, 2005
Cincinnati, Ohio

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis

                                                                                        2004                2003
                                                                                 ----------------------------------------
                                                                                               (in thousands)
ADMITTED ASSETS
     Debt securities                                                                     $ 7,655,239         $ 7,078,429
     Preferred and common stocks                                                             216,106             218,496
     Mortgage loans                                                                          429,118             435,644
     Policy loans                                                                             49,440              49,685
     Real estate, held for the production of income                                                -               7,207
     Cash, cash equivalents and short-term investments                                       123,109             106,856
     Other invested assets                                                                   130,400              75,484
                                                                                 ----------------------------------------
     Total cash and invested assets                                                        8,603,412           7,971,801
     Premiums deferred and uncollected                                                        16,025              13,566
     Investment income due and accrued                                                        88,197              82,183
     Reinsurance due, held by parent                                                               -                 180
     Net deferred income tax asset                                                            34,581              49,795
     Other admitted assets                                                                     7,476               6,911
     Separate account assets                                                                 148,883             157,968
                                                                                 ----------------------------------------
Total admitted assets                                                                    $ 8,898,574         $ 8,282,404
                                                                                 ========================================

LIABILITIES AND CAPITAL AND SURPLUS
     Policy reserves                                                                     $ 7,727,976         $ 7,217,152
     Liability for deposit-type contracts                                                     49,540              44,565
     Policy and contract claims in process of settlement                                       4,863               4,978
     Amounts due to affiliates:
        Federal income taxes payable                                                          12,816              10,535
        General expenses                                                                         982              18,924
     Liability for temporary investments held for affiliates                                 137,081             187,485
     Borrowed money and interest                                                                   -             118,480
     Other liabilities                                                                       248,626              45,269
     Interest maintenance reserve                                                             21,864              31,023
     Asset valuation reserves                                                                 53,039              24,967
     Separate account liabilities                                                            148,883             157,968
                                                                                 ----------------------------------------
     Total liabilities                                                                     8,405,670           7,861,346

     Common stock, $1 par value, authorized 10,000 shares,
        issued and outstanding 2,500 shares                                                    2,500               2,500
     Paid-in surplus                                                                         379,941             379,940
     Unassigned surplus                                                                      110,463              38,618
                                                                                 ----------------------------------------
     Total capital and surplus                                                               492,904             421,058
                                                                                 ----------------------------------------
Total liabilities and capital and surplus                                                $ 8,898,574         $ 8,282,404
                                                                                 ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis

                                                                                                   YEAR ENDED DECEMBER 31
                                                                                                  2004                2003
                                                                                        ----------------------------------------
                                                                                          (in thousands)
Revenue:
     Premiums                                                                                   $ 1,032,499         $ 1,299,033
     Net investment income                                                                          489,552             449,850
     Considerations for supplementary contracts with life contingencies                               3,948               2,974
     Other                                                                                          (46,131)            (20,355)
                                                                                        ----------------------------------------
                                                                                                  1,479,868           1,731,502
Policy benefits and expenses:
     Death benefits                                                                                   8,105               7,484
     Annuity benefits                                                                               178,803             141,983
     Surrender benefits                                                                             545,553             334,343
     Other benefits                                                                                     405                 297
     Increase in policy reserves and other policyholders' funds                                     513,043           1,053,452
     Commissions on premiums                                                                         60,162              73,917
     General expenses                                                                                64,254              69,022
     Net transfers from separate accounts                                                           (22,682)            (28,695)
                                                                                        ----------------------------------------
                                                                                                  1,347,643           1,651,803
                                                                                        ----------------------------------------

Gain from operations before federal income tax expense
     and net realized capital gainss(losses)                                                        132,225              79,699

Federal income tax expense                                                                           28,455              23,111
                                                                                        ----------------------------------------
Net gain from operations before net realized capital gains (losses)                                 103,770              56,588

Net realized capital gains (losses)                                                                  10,233             (11,377)
                                                                                        ----------------------------------------
Net income                                                                                        $ 114,003            $ 45,211
                                                                                        ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis

                                                                                                    YEAR ENDED DECEMBER 31
                                                                                                   2004                2003
                                                                                        ----------------------------------------
                                                                                                       (in thousands)
Capital and surplus, beginning of year                                                            $ 421,058           $ 374,270
Net income                                                                                          114,003              45,211
Change in net unrealized gains (net of deferred taxes of
   of $2,156 in 2004 and ($10,903) in 2003)                                                            (921)             12,840
Change in net deferred income tax asset                                                             (14,297)            (25,818)
Change in nonadmitted assets                                                                          1,133               7,729
Change in asset valuation reserve                                                                   (28,072)            (19,493)
Paid in capital                                                                                           -              26,319
                                                                                        ----------------------------------------
Capital and surplus, end of year                                                                  $ 492,904           $ 421,058
                                                                                        ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                                                        YEAR ENDED DECEMBER 31
                                                                                                        2004               2003
                                                                                               -------------------------------------
                                                                                                          (in thousands)
OPERATING ACTIVITIES:
     Premium and annuity considerations                                                              $ 1,034,612        $ 1,304,375
     Net investment income received                                                                      485,841            456,734
     Benefits paid                                                                                      (730,720)          (482,609)
     Net transfers from separate accounts                                                                 22,967             29,631
     Insurance and general expenses                                                                     (131,937)          (142,248)
     Federal income taxes paid to parent                                                                 (26,235)           (14,431)
     Other, net                                                                                          (46,132)            (2,853)
                                                                                               -------------------------------------
     Net cash provided by operating activities                                                           608,396          1,148,599
                                                                                               -------------------------------------

INVESTMENT ACTIVITIES:
     Proceeds from investments sold, matured or repaid:
          Bonds                                                                                        4,949,674          7,609,848
          Stocks                                                                                       1,110,754            134,510
          Mortgage loans                                                                                  45,921             80,721
          Real estate                                                                                      8,524                  -
          Other invested assets                                                                           13,028             15,770
          Miscellaneous proceeds                                                                         177,174                  -
                                                                                               -------------------------------------
     Net proceeds from investments sold, matured or repaid                                             6,305,075          7,840,849
     Cost of investments acquired:
          Bonds                                                                                       (5,524,700)        (8,893,354)
          Stocks                                                                                      (1,109,435)          (109,103)
          Mortgage loans                                                                                 (39,361)           (75,968)
          Real estate                                                                                       (146)                 -
          Other invested assets                                                                          (15,996)            (2,964)
          Miscellaneous applications                                                                           -                 (4)
                                                                                               -------------------------------------
     Total cost of investments acquired                                                               (6,689,638)        (9,081,393)
     Net change in policy and other loans                                                                    245                315
                                                                                               -------------------------------------
     Net cash used by investment activities                                                             (384,318)        (1,240,229)
                                                                                               -------------------------------------
FINANCING ACTIVITIES:
     Borrowed money                                                                                     (118,480)           (94,335)
     Net deposits on deposit-type contract funds and other insurance liabilities                               -                 (7)
     Other cash provided (applied)                                                                       (89,345)          (274,022)
                                                                                               -------------------------------------
     Net cash used by financing activities                                                              (207,825)          (368,364)
                                                                                               -------------------------------------
     Net change in cash, cash equivalents and short-term investments                                      16,253           (459,994)
     Cash, cash equivalents and short-term investments:
          Beginning of year                                                                              106,856            566,850
                                                                                               -------------------------------------
                                                                                               -------------------------------------
          End of year                                                                                  $ 123,109          $ 106,856
                                                                                               =====================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2004 and 2003


1.   ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in 45 states, the District of Columbia and Guam, actively selling in twenty-one states, and 90% of its field force is located in seventeen Midwest and South-central states.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the balance sheet as "non-admitted assets" (principally a portion of deferred tax assets) for statutory reporting purposes.

     o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

     o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operatons on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

     o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

     o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

     o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

During 2003, the Company determined that its deferred tax asset balance was misstated due to errors made upon adoption of Codification in 2001. The prior period adjustment, which decreases capital and surplus by $24.9 million, is included in the 2003 change in net deferred income tax line on the statements of changes in capital and surplus.

See Note 9 for a reconciliation of the Company's capital and surplus and net income from statutory to GAAP.

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stocks are valued as prescribed by the NAIC. Debt securities are valued principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, are valued at cost and all other stocks are valued at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of operations.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures, partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $(2.3) million and $13.3 million, net of federal income tax expense (benefit) of $(1.3) million and $7.1 million in 2004 and 2003, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, and for valuation reserves are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Policy reserves for life insurance and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   PERCENTAGE OF RESERVES
                                                             -----------------------------------
                                                                    2004              2003
                                                             ---------------- ------------------
    Life insurance:
         1958 and 1980 Commissioners Standard Ordinary,
         31/2% -51/2%                                                 12.9%            13.6%
    Annuities:
         Various, 21/2 -8 1/4%                                        86.9             86.2
    Supplemental benefits:
         Various, 21/2% -81/4%                                         0.2              0.2
                                                             ---------------- ------------------
                                                                     100.0%           100.0%
                                                             ================ ==================

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2004, reserves of $12.7 million are recorded on inforce amounts of $2,806.7 million for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004 and 2003. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company periodically invests in dollar-roll reverse repurchase agreements. The Company policy requires a minimum of 102% of the fair value of securities purchased under the agreements to be maintained as collateral. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities, which were subject to the agreements.

RETIREMENT PLANS

The Company participates in a qualified, noncontributory defined pension plan sponsored by Western and Southern. In addition, the Company provides certain other post-retirement benefits to retired employees through a plan sponsored by Western and Southern. The Company has no legal obligation for benefits under these plans. Western and Southern allocates expenses to the Company based on salary ratios.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNT

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

As of January 1, 2005, the Company will adopt Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCAs). This statement requires SCA's involved in specified activities where 20% or more of the SCAs revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company expects to record an increase to surplus of $9.9 million.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain 2003 amounts have been reclassified to conform to the 2004 presentation.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit risk and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

                                                                               2004
                                                -------------------------------------------------------------------
                                                    AMORTIZED        UNREALIZED      UNREALIZED        ESTIMATED
                                                      COST             GAINS           LOSSES         FAIR VALUE
                                                -------------------------------------------------------------------
                                                                          (in thousands)
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $  137,793        $   6,484      $      (3)       $  144,274
Debt securities issued by states of the
   U.S. and political subdivisions of the
   States                                              77,199              801           (393)           77,607
Corporate securities/asset-backed
  securities                                        5,395,605          294,158         (9,247)        5,680,516
Mortgage-backed securities                          2,044,642           20,215         (7,609)        2,057,248
                                                -------------------------------------------------------------------
Total                                              $7,655,239        $ 321,658      $ (17,252)       $7,959,645
                                                ===================================================================
                                                                               2003
                                                -------------------------------------------------------------------
                                                    AMORTIZED        UNREALIZED      UNREALIZED        ESTIMATED
                                                      COST             GAINS           LOSSES         FAIR VALUE
                                                -------------------------------------------------------------------
                                                                          (in thousands)
Foreign governments                                $     3,011       $       -      $     (60)       $     2,951
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                           180,431          10,076           (864)           189,643
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                           97,930             753           (328)            98,355
Corporate securities/asset backed securities
                                                     4,393,592         294,324        (17,506)         4,670,410
Mortgage-backed securities                           2,403,465          42,373        (21,815)         2,424,023
                                                -------------------------------------------------------------------
Total                                              $ 7,078,429       $ 347,526      $ (40,573)       $ 7,385,382
                                                ===================================================================

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

A summary of the Company's gross unrealized losses and the associated fair value is as follows:

                                                                               2004
                                                 ------------------------------------------------------------------
                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                   12 MONTHS
                                                 --------------- ---------------- --------------- -----------------
                                                   UNREALIZED    ESTIMATED FAIR     UNREALIZED     ESTIMATED FAIR
                                                     LOSSES           VALUE           LOSSES           VALUE
                                                 --------------- ---------------- --------------- -----------------
                                                                          (in thousands)
Debt securities:
 U.S. Treasury securities and obligations of
    U.S. government corporations and agencies              (3)           2,197                -                -
 Debt securities issued by states of the U.S.
    and political subdivisions of the states             (302)          14,848             (91)            4,754
 Corporate securities/asset-backed securities          (6,151)         552,495          (3,096)           80,636
 Mortgage-backed securities                            (5,462)         709,709          (2,147)           81,341
                                                 --------------- ---------------- --------------- -----------------
Total                                                $(11,918)      $1,279,249        $ (5,334)        $ 166,731
                                                 =============== ================ =============== =================
Preferred stocks                                     $    (16)      $   24,480        $      -         $       -
                                                 =============== ================ =============== =================
Common stocks, unaffiliated                          $   (822)      $    3,633        $      -         $       -
                                                 =============== ================ =============== =================

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                                                           2003
                                            -------------------------------------------------------------------
                                              UNREALIZED LOSSES LESS THAN OR  UNREALIZED LOSSES GREATER THAN
                                                  EQUAL TO 12 MONTHS                     12 MONTHS
                                            ---------------- --------------- ----------------- ----------------
                                                UNREALIZED      ESTIMATED        UNREALIZED     ESTIMATED FAIR
                                                  LOSSES        FAIR VALUE         LOSSES            VALUE
                                            ---------------- --------------- ----------------- ----------------
                                                                      (in thousands)
Debt securities:
  Foreign governments                         $       (60)    $     2,951      $         -       $         -
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                       (864)         25,254                -                 -
  Debt securities issued by states of the
     U.S. and political subdivisions of
     the states                                      (328)         15,171                -                 -
  Corporate securities/asset-backed
     securities                                   (17,458)        672,179              (48)            3,930
  Mortgage-backed securities
                                                  (21,815)      1,174,041                -                 -
                                            ---------------- --------------- ----------------- ----------------
Total                                         $   (40,525)    $ 1,889,596     $        (48)      $     3,930
                                            ================ =============== ================= ================
Preferred stocks                              $         -     $         -     $          -       $        14
                                            ================ =============== ================= ================
Common stocks, unaffiliated                   $      (474)    $       406     $          -       $         -
                                            ================ =============== ================= ================

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                                                          AMORTIZED            ESTIMATED
                                                                             COST             FAIR VALUE
                                                                     ------------------------------------------
                                                                                    (in thousands)
      Due in one year or less                                            $      179,538      $      187,948
      Due after one year through five years                                   1,336,054           1,415,682
      Due after five years through ten years                                  2,578,528           2,717,310
      Due after ten years                                                     1,516,477           1,581,457
      Mortgage-backed securities                                              2,044,642           2,057,248
                                                                     ------------------------------------------
      Total                                                               $   7,655,239       $   7,959,645
                                                                     ==========================================

Proceeds from sales of investments in debt securities during 2004 and 2003 were $1,079.2 million and $1,936.9 million, respectively. Gross gains of $26.9 million and $34.0 million and gross losses of $15.5 million and $21.5 million were realized on these sales in 2004 and 2003, respectively.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

                                                                           2004
                                              ----------------------------------------------------------------
                                                              UNREALIZED        UNREALIZED           FAIR
                                                COST            GAINS             LOSSES             VALUE
                                              ----------------------------------------------------------------
                                                                      (in thousands)
       Preferred stocks                        $ 169,539      $     9,228       $      (16)       $ 178,751
                                              ================================================================
       Common stocks, unaffiliated             $  35,684      $     7,864       $     (822)       $  42,726
       Common stocks of subsidiaries             108,668                -         (104,827)           3,841
                                              ----------------------------------------------------------------
       Total common stocks                     $ 144,352      $     7,864       $ (105,649)       $  46,567
                                              ================================================================
                                                                            2003
                                              ----------------------------------------------------------------
                                                                UNREALIZED    UNREALIZED LOSSES       FAIR
                                                   COST            GAINS                              VALUE
                                              --------------- --------------- ------------------ -------------
                                                                          (in thousands)
     Preferred stocks                          $  184,410     $    11,189       $        -        $  195,599

                                              =============== =============== ================== =============
     Common stocks, unaffiliated               $   26,319     $     1,524       $     (474)       $   27,369
     Common stocks of subsidiaries                104,207               -          (97,490)            6,717
                                              --------------- --------------- ------------------ -------------
     Total common stock                        $  130,526     $     1,524       $  (97,964)       $   34,086
                                              =============== =============== ================== =============

Proceeds from sales of investments in equity securities during 2004 and 2003 were $57.8 million and $46.1 million, respectively. Gross gains of $0.2 million and $1.5 million and gross losses of $0.0 million and $11.5 million were realized on those sales in 2004 and 2003, respectively.

                     Western-Southern Life Assurance Company

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $429.1 million and $456.6 million, and $435.6 million and $463.8 million at December 31, 2004 and 2003, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $49.4 million and $49.7 million at December 31, 2004 and 2003, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,645.3 million and $7,532.1 million, and $7,157.6 million and $7,043.4 million at December 31, 2004 and 2003, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5.   CONCENTRATIONS OF CREDIT RISK

At December 31, 2004, the Company held unrated or less-than-investment grade corporate bonds with a book value of $520.4 million and an aggregate fair value of $578.4 million. Those holdings amounted to 6.80% of the Company's investments in bonds and 5.85% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

                     Western-Southern Life Assurance Company

5.   CONCENTRATIONS OF CREDIT RISK (CONTINUED)

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 38.1% of such mortgages, or $163.6 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $21.4 million.

During 2004, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 9.25% and 6.20%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2004, the Company held no mortgages with interest overdue beyond one year.

During 2004, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2004, the Company's investments in mortgage loans were not subject to prior liens. At December 31, 2004, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6.   RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses Western and Southern for management services and rent. Management services provided by Western and Southern amounted to $52.7 million and $53.9 million in 2004 and 2003, respectively. Rent expense was $4.9 million and $4.9 million in 2004 and 2003, respectively.

On September 29, 2003, the Company received a capital contribution of $26.3 million from Western and Southern. The capital contribution was in the form of common stocks with a market value of $22.6 million.

                     Western-Southern Life Assurance Company

6.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company made capital contributions of $2.8 million and $8.0 million to Touchstone Securities, Inc. during 2004 and 2003, respectively. Additionally, the Company paid commissions of $1.1 million and $1.1 million to Touchstone Securities, Inc. and commissions of $0.5 million and $0.3 to Fort Washington Brokerage Services (FWBS), during 2004 and 2003 respectively.

During 2004, the Company made $1.0 million of capital contributions to Integrated Fund Service (IFS), while no capital contributions were made in 2003. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $8.4 million and $11.5 million in 2004 and 2003, respectively.

At December 31, 2004, the Company had $11.0 million invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS. The Company had no investments in Touchstone Funds at December 31, 2003.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a payable to Western and Southern in the amount of $12.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities between tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $27.5 million and $17.8 million from 2004 and 2003, respectively.

The components of the net deferred tax asset at December 31, are as follows:

                                                       2004              2003
                                                    ---------------------------
                                                            (in thousands)
Gross deferred tax assets                            $  59,636      $    70,984
Gross deferred tax liabilities                          22,323           17,218
Deferred tax assets nonadmitted                          2,732            3,971
Decrease in deferred tax assets nonadmitted             (1,239)          (7,523)

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                    2004            2003
                                            ----------------------------------
                                                      (in thousands)
Current year expense                           $  29,529       $   17,291
Tax credits                                       (2,010)            (785)
Prior year over accrual                              996            1,844
                                            ----------------------------------
Current income taxes incurred                  $  28,515       $   18,350
                                            ==================================

The main components of the deferred tax amounts are as follows:

                                                  2004              2003
                                            ----------------------------------
                                                      (in thousands)
Deferred tax assets:
   Reserves                                    $ 26,252        $   28,295
   Proxy deferred acquisition costs              29,280            24,682
   Stocks/bonds/short-term  investments           4,096            17,933
   Other                                              8                74
                                            ----------------------------------
Gross deferred tax assets                        59,636            70,984
Deferred tax asset nonadmitted                    2,732             3,971
Deferred tax liabilities:
   Stocks/bonds/short-term investments            4,414             8,180
   Other                                         17,909             9,038
                                            ----------------------------------
Total deferred tax liabilities                   22,323            17,218
                                            ----------------------------------
Net admitted deferred tax assets               $ 34,581        $  49,795
                                            ==================================

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                                 2004              2003
                                                                        ---------------------------------------
                                                                                    (in thousands)
Deferred tax assets resulting from book/tax differences in:
   Reserves                                                                  $    (2,043)        $  (15,153)
   Proxy deferred acquisition costs                                                4,598              3,832
   Real estate joint ventures                                                          -             (2,914)
   Stocks/bonds/short-term investments                                           (13,837)           (15,370)
   Other                                                                             (66)              (698)
                                                                        ---------------------------------------
Total deferred tax assets                                                    $   (11,348)        $  (30,303)
                                                                        =======================================
Deferred tax assets nonadmitted                                              $    (1,239)        $   (7,523)
                                                                        =======================================
Deferred tax liabilities resulting from book/tax differences in:
   Stocks/bonds                                                              $    (3,766)        $     (445)
   Other                                                                           8,871              6,863
                                                                        ---------------------------------------
Total deferred tax liabilities                                               $     5,105         $    6,418
                                                                        =======================================

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

                                                            2004                                 2003
                                            ------------------------------------------------------------------------
                                                                       TAX                                 TAX
                                                  AMOUNT             EFFECT             AMOUNT            EFFECT
                                             ------------------------------------------------------------------------
                                                                        (in thousands)
Income before taxes                            $   140,197         $    49,069     $      76,813     $      26,885
Book vs. tax capital gains/losses                   (7,801)             (2,730)            1,891               662
Book over tax reserves                             (34,759)            (12,166)            2,260               791
Net deferred acquisition costs adjustment           10,840               3,794            10,248              3,587
IMR amortization                                    (6,838)             (2,393)           (6,454)           (2,259)
Accrued market discount                            (11,930)             (4,176)          (15,141)           (5,299)
Dividends received deduction                          (804)               (282)           (1,598)             (559)
Contingencies                                            -                   -            (6,004)           (2,101)
Non qualified pension                               (6,529)             (2,285)          (10,105)           (3,537)
Other                                                1,994                 698            (2,506)             (879)
                                            ------------------------------------------------------------------------
Taxable income                                 $    84,369         $    29,529    $       49,404     $      17,291
                                            ========================================================================

8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2004, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) capital and surplus to GAAPcapital and surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                                                  2004                 2003
                                                                          -----------------------------------------
                                                                                       (in thousands)
  SAP capital and surplus                                                        $  492,904          $   421,058
  Deferred policy acquisition costs                                                 210,287              320,945
  Policy reserves                                                                  (152,914)             (83,503)
  Asset valuation and interest maintenance reserves                                  74,903               55,989
  Income taxes                                                                     (108,214)            (143,931)
  Net unrealized loss on available-for-sale securities                              333,933              319,997
  Reinsurance payable to parent                                                    (101,902)            (112,043)
  Other, net                                                                          9,230              (38,140)
                                                                          -------------------- --------------------
  GAAP capital and surplus                                                       $  758,227          $   740,372
                                                                          ==================== ====================
                                                                                  2004                2003
                                                                          -----------------------------------------
                                                                                       (in thousands)
  SAP net income                                                                 $  114,003          $    45,211
  Deferred policy acquisition costs                                                   1,922               27,115
  Policy reserves                                                                   (31,137)             (40,280)
  Income taxes                                                                      (14,347)              (2,653)
  Interest maintenance reserve                                                       (9,158)               6,799
  Other, net                                                                         16,634               12,575
                                                                          -------------------- --------------------
  GAAP net income                                                                $   77,917          $    48,767
                                                                          ==================== ====================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2004 and 2003, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. In 2005, the company has $49.3 million available for payment of dividends to Western and Southern based on a surplus of $492.9 million at December 31, 2004. During 2004 and 2003, the Company did not pay dividends to Western and Southern.

10.  ANNUITY RESERVES

At December 31, 2004, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                      AMOUNT           PERCENT
                                                                                 (in thousands)
  Subject to discretionary withdrawal:
      With market value adjustment                                                    $  7,880             0.1%
      At book value less current surrender charge of 5% or more:                     4,815,472            69.7
      At market value                                                                  137,590             2.0
  Subject to discretionary withdrawal (without
     adjustment) at book value with minimal or no
     charge or adjustment
                                                                                     1,865,503            27.0
  Not subject to discretionary withdrawal *                                            79,378              1.2
  Total net annuity reserves and deposit fund liabilities                          $ 6,905,823           100.0%
                                                                                   ===========       ==========

* Amount is net of $184 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the balance sheets.

                     Western-Southern Life Assurance Company

11.  REINSURANCE

The Company has two modified coinsurance agreements with Western and Southern, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). New universal life products are not covered under the remaining modified coinsurance agreements.

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its statements of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic quota share agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                           2004           2003
                                                         -----------------------
                                                              (in thousands)
        Premiums                                         $  3,064      $   2,284
        Benefits paid or provided                           2,968          1,960
        Policy and contract liabilities                     8,316          6,926

The net amount of reduction to capital and surplus at December 31, 2004 if all reinsurance agreements were cancelled is $98.4 million.

In 2004 and 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                     Western-Southern Life Assurance Company

12.  SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                                                                 NONINDEXED
                                                                                  GUARANTEE        NON-GUARANTEED
                                                                              LESS THAN/ EQUAL        SEPARATE
                                                                                    TO 4%             ACCOUNTS
                                                                              -------------------------------------
                                                                                         (in thousands)
    Premiums, deposits and other considerations for the year ended
       December 31, 2004                                                       $         20         $     8,609
                                                                              =====================================
   Reserves for separate accounts as of December 31, 2004
       (all subject to discretionary withdrawal)                               $      7,880         $   137,590
                                                                              =====================================

                     Western-Southern Life Assurance Company

12.  SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                                      2004
                                                                                              ---------------------
                                                                                                 (in thousands)
      Transfers as reported in the statements of operations of the separate accounts statement:
           Transfers to separate accounts                                                             $   8,629
           Transfers from separate accounts
                                                                                                         29,550
                                                                                              ---------------------
      Net transfers from separate accounts                                                             (20,921)
      Reconciling adjustments:
            Miscellaneous income and fees                                                               (1,761)
                                                                                              ---------------------
      Net transfers as reported in the statements of operations                                      $ (22,682)
                                                                                              =====================

13.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2004, were as follows:

                                                                                                  NET OF
                                                                                 GROSS           LOADING
                                                                           ----------------------------------
                                                                                    (in thousands)
      Ordinary new business                                                       $  2,461          $  880
      Ordinary renewal                                                               8,684          15,145
                                                                           ------------------ ---------------
      Total                                                                      $  11,145         $16,025
                                                                           ================== ===============

                     Western-Southern Life Assurance Company

14.  SUBSEQUENT EVENT

In June 2004, the Company announced that its parent, Mutual Holding, agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) will become members of Western & Southern. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for Lafayette Life policyholders. Furthermore, a closed block will be established to provide for the payment of benefits and dividends on participating policies owned by eligible individual policyholders of Lafayette Life. The Company expects the transaction to close in early 2005, subject to approval by eligible members of Lafayette Life and Mutual Holding, and by the Departments of Insurance of Indiana and Ohio. Lafayette Life was founded in 1905 and has total assets in excess of $1.9 billion.

DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202


TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)


SUB-ACCOUNTS

o   AIM V.I. GROWTH
o   AIM V.I. GOVERNMENT SECURITIES
o   ALGER AMERICAN SMALL CAPITALIZATION
o   ALGER AMERICAN GROWTH
o   MFS VIT EMERGING GROWTH
o   MFS VIT INVESTORS TRUST
o   PIMCO VIT LONG-TERM U.S. GOVERNMENT
o   PUTNAM VT INTERNATIONAL EQUITY
o   SCUDDER VIT EQUITY 500 INDEX
o   TOUCHSTONE BARON SMALL CAP
o   TOUCHSTONE EMERGING GROWTH
o   TOUCHSTONE THIRD AVENUE VALUE
o   TOUCHSTONE EAGLE CAPITAL APPRECIATION
o   TOUCHSTONE ENHANCED DIVIDEND 30
o   TOUCHSTONE VALUE PLUS
o   TOUCHSTONE GROWTH & INCOME
o   TOUCHSTONE BALANCED
o   TOUCHSTONE HIGH YIELD
o   TOUCHSTONE CORE BOND
o   TOUCHSTONE MONEY MARKET


STATEMENT OF
ADDITIONAL INFORMATION
MAY 1, 2005

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B.

(b)  Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 1) and Touchstone Securities, Inc.(3)

     (b)  Commission Schedule. (3)

     (c)  Specimens of General Agency Agreement.(5)

(4)  (a)  Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)

     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)

     (c)  Specimen Endorsement for IRA 9801-5606 WSA END.(5)

     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

     (h)  Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA
          END.(5)

     (i)  Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

     (j)  Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA.
          (5)

     (k)  Specimen Endorsement 9912-5573 WSA END.(7)

(5)  Specimen Application Form for Touchstone Variable Annuity
     DO-11-IFS-VARI-9805. (5)

(6)  (a)  Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.

(8)  (a)   (i) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

          (ii) Amendment to Administration Agreement. (4)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

          (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

         (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

          (iv) Service Agreement between Fred Alger Management Inc. and
               WSLAC.(7)

           (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

          (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

         (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

        (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7)

          (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.(7)

           (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

         (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)

        (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)

         (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)

         (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

        (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)

       (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

         (xix) Amendment to Participation Agreement between WSLAC and TVST (11)

          (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (11)

(9)  Opinion and Consent of Donald J. Wuebbling, Esq. (5)

(10) (a) Consent of Independent Registered Public Accounting Firm. (filed herewith)

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

(99) Powers of Attorney -- Directors of the Company. (10)

-------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

(9) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 26, 2002 (File Nos. 033-76582 and 811-08420).

(11) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 30, 2003 (File Nos. 033-76582 and 811-08420).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

William J. Williams                    Director

John F. Barrett                        Chairman of the Board and Director,
                                       Chief Executive Officer and President
James N. Clark                         Director and Secretary

Eugene P. Ruehlmann                    Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                     Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                        Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

Jo Ann Davidson                        Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                      Vice President and Senior Counsel

Herbert R. Brown                       Senior Vice President

Keith T. Clark                         Vice President and Medical Director

Robert J. DalSanto                     Vice President

Bryan C. Dunn                          Senior Vice President and Chief Marketing
                                       Officer

Clint D. Gibler                        Senior Vice President and Chief
                                       Information Officer

Daniel W. Harris                       Vice President

Noreen J. Hayes                        Senior Vice President

Edward S. Heenan                       Senior Vice President

David T. Henderson                     Vice President

Thomas D. Holdridge                    Vice President

Bradley J. Hunkler                     Vice President and Comptroller

Carroll R. Hutchinson                  Senior Vice President

Robert S. Kahn                         Vice President

Phillip E. King                        Vice President and Auditor

James R. Korcykoski                    Vice President and Chief Technology
                                       Officer

Harold V. Lyons                        Vice President

Constance M. Maccarone                 Senior Vice President

Jill T. McGruder                       Senior Vice President

J. J. Miller                           Senior Vice President

Michael R. Moser                       Vice President, Chief Compliance Officer

Nora E. Moushey                        Senior Vice President and Chief Actuary

Jonathan D. Neimeyer                   Vice President and Associate General
                                       Counsel

Maribeth S. Rahe                       Senior Vice President

Mario J. San Marco                     Vice President

Nicholas P. Sargen                     Senior Vice President and Chief
                                       Investment Officer

Thomas M. Stapleton                    Vice President

Richard K. Taulbee                     Vice President

David E. Theurich                      Vice President

Daniel L. Thomas                       Vice President

James J. Vance                         Vice President and Treasurer

Robert L. Walker                       Senior Vice President and Chief Financial
                                       Officer

Donald J. Wuebbling                    Senior Vice President and General Counsel


ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate

AMLINS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, ..75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of February 2, 2005, there were 2303 owners of Qualified Contracts and 1703 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).

ITEM 28. -- INDEMNIFICATION

The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities. Name Position/Office with Touchstone Securities

James N. Clark                             Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                           Director
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Donald J. Wuebbling                        Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                             President
515 West Market Street, 8th Floor
Louisville, KY  40202

Richard K. Taulbee                         Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                             Vice President and
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                       Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Donald J. Woebbling                        Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                         Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                            Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                           Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2003.


 Net Underwriting Discounts and                     Compensation on      Brokerage Commissions    Compensation
 Commissions                                        Redemptions

 $130,308                                           $ -0-                $ -0-                    $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

Not Applicable.


ITEM 32. -- UNDERTAKINGS

Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, has duly caused this Post-Effective Amendment No. 17 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 27 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2005.

                                  WESTERN-SOUTHERN LIFE ASSURANCECOMPANY
                                  SEPARATE ACCOUNT 1
                                  By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                  By /s/ Edward S. Heenan
                                  --------------------------
                                  Edward S. Heenan,
                                  Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                                  April 26, 2005

John F. Barrett,
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                                 April 26, 2005

Robert L. Walker,
Senior Vice President and Chief Financial Officer

DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK             By            /s/ Edward S. Heenan
JO ANN DAVIDSON                          --------------------
EUGENE P. RUEHLMANN                      Edward S. Heenan,
THOMAS L. WILLIAMS                       as attorney-in fact for each Director
WILLIAM J. WILLIAMS                      April 26, 2005

EXHIBIT INDEX

EXHIBIT               DESCRIPTION

(10)(a)               Consent of Independent Registered Public Accounting Firm